As filed with the Securities and Exchange Commission on April 5, 2024
File No. 333-_______
File No. 811-23951
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
Registration Statement under the Securities Act of 1933 [X]
Pre-Effective Amendment No. ___ [   ]
Post-Effective Amendment No.___ [   ]

and/or

Registration Statement under the Investment Company Act of 1940 [X]
Amendment No.__ [   ]
(Check appropriate box or boxes)
SPHINX OPPORTUNITY FUND
(Exact Name of Registrant as Specified in Charter)
16192 Coastal Highway
Lewes, DE 19958
(Address of Principal Executive Offices)
(833) 247-7833
(Registrant’s Telephone Number, including Area Code)
Please send copies of all communications to:
Joshua S. Curtis	With copies to:
Sphinx Investments LLC	Peter D. Fetzer
16192 Coastal Highway	Foley & Lardner LLP
Lewes, DE 19958	777 East Wisconsin Avenue
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202
Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)
☐ when declared effective pursuant to Section 8(c) of the Securities Act
If appropriate, check the following box:
☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:______________

☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:______________

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:__________________

Check each box that appropriately characterizes the Registrant:
☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PRELIMINARY PROSPECTUS
Subject to completion, dated April 5, 2024
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Sphinx Opportunity Fund
Shares of Beneficial Interest

Prospectus
[•], 2024
The Fund. The Sphinx Opportunity Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and it is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Investment Objective. The Fund’s investment objective is to generate a cash flow and capital appreciation from investments in a portfolio of publicly traded and privately held securities as well as private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate, across the United States and globally and to minimize single asset or single market risk. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Summary of Investment Strategy. The Fund pursues its investment objective by opportunistically investing in both publicly traded securities and private investments as well as private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate, in both the United States and globally (all such investments, collectively with any other investments held by the Fund, the “Investments”).  Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) or similar REIT-like entities that own properties, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers.  The Fund expects that a majority of its Investments will be in companies or real estate located offshore. With respect to the privately held portion of the Fund’s portfolio, the Adviser expects that the Fund will hold its Investments for a significant period of time (potentially, for five to seven years) although the Adviser may elect to divest from properties and other Investments based on exit return and geographic considerations, among others, at any time. In managing the Fund’s portfolio, the Adviser will seek to utilize its proprietary pipeline and its new acquisition strategies focused on diversified, long-term and stable cash flow.
The Fund may invest a significant portion of its total assets in privately held investment vehicles. Initially, the Fund intends to invest up to: (i) 5% of its assets in Shield Global Investments LP, a Cayman Islands exempted limited partnership (the “Private Investment Fund A”); (ii) 24% of its assets in  Shield Global RE LP, also a Cayman Islands exempted limited partnership (the “Private Investment Fund B” and, collectively with the Private Investment Fund A, the “Private Investment Funds”); and (iii) 24% of its assets in  Shield Americas, Inc., a Maryland corporation (the “REIT”). Under normal circumstances, the Fund concentrates its investments in the real estate industry, meaning that under normal circumstances, the Fund invests over 25% of its total assets in (i) the securities issued by private investment companies, including the Private Investment Funds and the REIT; (ii) the following types of securities issued by private institutional real estate investment funds, that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or nonconvertible secured or unsecured debt; (iii) non-traded unregistered real estate investment trusts; (iv)  publicly traded real estate securities; and (v) publicly traded real estate investment trusts. For more information, see the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of this Prospectus. Investing in the Fund involves substantial risks, including the risks set forth in the “RISK FACTORS” section of this Prospectus. As a result, the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.
Shares Not Listed on an Exchange. The Fund has no plans to list its Shares on any securities exchange, and no secondary market currently exists or will likely develop for the Shares. This means that you may not be able to freely sell your Shares, except through the Fund’s annual Repurchase Offer (as defined below). There is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer.
The Adviser. The Fund’s investment adviser is Sphinx Investments LLC, a Delaware limited liability company and registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Adviser”). The Adviser has not previously served as investment adviser to a registered investment company.
The Offering. Shares of beneficial interest in the Fund (the “Shares”) are offered for purchase in a continuous offering at their net asset value (“NAV”) per Share next determined after an order is accepted. The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares. The minimum initial investment in the Shares is $500, with a minimum subsequent investment of $100. Such minimum investment values will be subject to waiver in the Adviser’s sole discretion. If you purchase Shares through an intermediary, different minimum account requirements may apply. The Distributor (as defined below) and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances. The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Board. The Fund’s Shares will be offered through [•] (the “Distributor”). The Distributor is not required to sell any specific number or dollar amount of the Shares, but will use its best efforts to sell the Shares.
Use of Proceeds. The net proceeds to the Fund will be invested in accordance with the Fund’s investment objective and policies as soon as practicable. Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser. Thereafter, the Fund will bear the costs associated with its continuous offering of the Shares. The estimated expenses of the ongoing issuance and distribution for the Shares are included as Other Expenses under the “SUMMARY OF FUND EXPENSES” section of this Prospectus. The Fund’s investments in the Private Investment Funds and the REIT will be made within a period not expected to exceed three months, while any investments in other Investments, such as publicly traded securities or money market funds, will generally be made on the next business day following receipt of the proceeds. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of its assets in money market funds or high quality, short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.
Periodic Offers to Repurchase Shares. The Shares are not redeemable each business day. Instead, once each year, the Fund will make an offer to repurchase a stated amount of the outstanding Shares (a “Repurchase Offer”). In all cases, each Repurchase Offer will be for at least 5% and not more than 25% of the outstanding Shares, as required by Rule 23c-3 under the 1940 Act. The Fund will repurchase Shares at a price equal to the NAV per Share on the repurchase pricing date. The Fund offers to purchase only a portion of its Shares each year, and there is no guarantee that investors will be able to sell all of their Shares that they desire to sell in any particular Repurchase Offer. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder. For more details about the Fund’s periodic offers to repurchase Shares, see the “PERIODIC OFFERS TO REPURCHASE SHARES” section of this Prospectus.
This Prospectus sets forth important information about the Fund that you should know before investing. You should read it carefully before you invest, and keep it for future reference. Additional information about the Fund is contained in a Statement of Additional Information (“SAI”) dated [•], 2024 which has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. The SAI’s table of contents is at the end of this Prospectus. The Fund’s financial statements will be contained in the Fund’s annual and semi-annual reports of the Fund as they become available.
To obtain the SAI, or the Fund’s annual and semi-annual reports as they become available, free of charge, or to make inquiries or request additional information about the Fund, please contact us by telephone at [•]or by mail at [•]. You also may obtain these materials free of charge on the Fund’s website at [•]. Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
	Shares	Total(2)
Price to Public(1)	At current NAV	At current NAV
Sales Load	None	None
Proceeds to Fund	Current NAV	At current NAV
(1)
Shares are offered on a continuous basis at a price equal to the Fund’s NAV per Share, which will fluctuate. Shares are offered on a best-efforts basis, meaning that the Fund will commence operations regardless of the number of Shares sold. The Fund will apply to the SEC for an exemptive order that would permit the Fund to offer more than one class of Shares. Additional classes of Shares will not be offered to investors until the Fund has received an exemptive order permitting the multi-class structure. There is no assurance that the SEC will grant the exemptive order requested by the Fund.

(2)	Total Proceeds to the Fund assume that all registered Shares will be sold in a continuous offering.

TABLE OF CONTENTS
PRELIMINARY PROSPECTUS...	1
PROSPECTUS SUMMARY...	1
SUMMARY OF FUND EXPENSES...	7
FINANCIAL HIGHLIGHTS...	8
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES...	8
RISK FACTORS...	10
MANAGEMENT OF THE FUND...	25
ESTIMATED FUND EXPENSES...	26
CONFLICTS OF INTEREST...	26
PERFORMANCE...	27
CONTINUOUS OFFERING...	27
USE OF PROCEEDS FROM SALES OF SHARES...	27
DETERMINATION OF NET ASSET VALUE...	27
DISTRIBUTION OF FUND SHARES...	28
REVENUE SHARING...	29
INVESTOR SUITABILITY...	29
PURCHASING FUND SHARES...	30
PERIODIC OFFERS TO REPURCHASE SHARES...	31
INVOLUNTARY REPURCHASES...	34
MARKET TIMING POLICY...	34
DIVIDENDS, DISTRIBUTIONS AND TAXES...	34
CAPITAL STRUCTURE...	36
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS...	37

PROSPECTUS SUMMARY
The following summary highlights information contained elsewhere in this Prospectus. This summary is not complete and does not contain all of the information that you should consider before investing in the shares of the beneficial interest of the Fund (the “Shares”). You should read the entire Prospectus, including “Risk Factors” before making a decision to invest.
About the Fund
The Sphinx Opportunity Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and it is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
The Shares are not redeemable each business day. Without a secondary market, the Shares are not liquid, which means that they are not readily marketable. To provide shareholders with an opportunity to sell their Shares at net asset value (“NAV”), the Fund will make annual repurchase offers, which are annual offers by the Fund to repurchase a designated percentage of the outstanding Shares owned by the Fund’s shareholders (a “Repurchase Offer”). The Fund offers to purchase only a portion of its Shares each year, and there is no guarantee that investors will be able to sell all of their Shares that they desire to sell in any particular Repurchase Offer. As a result, an investment in the Fund may not be suitable for investors that require liquidity. See “PERIODIC OFFERS TO REPURCHASE SHARES” below.
Investment Objective
The Fund’s investment objective is to generate a cash flow and capital appreciation from investments in a portfolio of publicly traded and privately held securities as well as private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate, across the United States and globally and to minimize single asset or single market risk. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by opportunistically investing in both publicly traded securities and private investments as well as private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate, in both the United States and globally (all such investments, collectively with any other investments held by the Fund, the “Investments”).  Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) or similar REIT-like entities that own properties, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers.  The Fund expects that a majority of its Investments will be in companies or real estate located offshore. With respect to the privately held portion of the Fund’s portfolio, the Adviser expects that the Fund will hold its Investments for a significant period of time (potentially, for five to seven years) although the Adviser may elect to divest from properties and other Investments based on exit return and geographic considerations, among others, at any time. In managing the Fund’s portfolio, the Adviser will seek to utilize its proprietary pipeline and its new acquisition strategies focused on diversified, long-term and stable cash flow.
The Fund may invest a significant portion of its total assets in privately held investment vehicles. Initially, the Fund intends to invest up to: (i) 5% of its assets in Shield Global Investments LP, a Cayman Islands exempted limited partnership (the “Private Investment Fund A”); (ii) 24% of its assets in  Shield Global RE LP, also a Cayman Islands exempted limited partnership (the “Private Investment Fund B” and, collectively with the Private Investment Fund A, the “Private Investment Funds”); and (iii) 24% of its assets in  Shield Americas, Inc., a Maryland corporation (the “REIT”). Under normal circumstances, the Fund concentrates its investments in the real estate industry, meaning that under normal circumstances, the Fund invests over 25% of its total assets in (i) the securities issued by private investment companies, including the Private Investment Funds and the REIT; (ii) the following types of securities issued by private institutional real estate investment funds, that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or nonconvertible secured or unsecured debt; (iii) non-traded unregistered real estate investment trusts; (iv)  publicly traded real estate securities; and (v) publicly traded real estate investment trusts.

The Private Investment Funds and the REIT are subject to a performance allocation. Shareholders will pay a pro rata share of asset-based fees and performance allocations associated with the Fund’s underlying investments, including in the Private Investment Funds and the REIT.  The Private Investments Funds, the REIT and the Alternative Investment Vehicles (as defined below) are collectively referred to herein as the “Underlying Funds”. For more information, see the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of this Prospectus.
Principal Risks of Investing in the Fund
Real Estate Industry Concentration Risk. By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.
Investments in Non-U.S. Real Estate and Securities. Non-U.S. real estate and securities give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:
•
These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high or confiscatory tax levels, and limitations on the use or transfer of portfolio assets.

•	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
•
Foreign real estate and securities are often valued in currencies other than the U.S. dollar. Changes in currency exchange rates will affect an Underlying Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of real estate and securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Fund’s investments to decline. Some foreign currencies are particularly volatile. Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings. If an Underlying Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates. On the other hand, if an Underlying Fund enters forward contracts for the purpose of increasing return, it may sustain losses.

•
Non-U.S. real estate and securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States. Foreign countries often lack uniform accounting, auditing and financial reporting standards, and there may be less public information about their operations.

REIT Risk. Investments (directly or indirectly) in real estate investments trusts (“REITs”) will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The requirements under U.S. federal income tax rules for qualification as a REIT are extremely complex, and a REIT’s compliance with these requirements may depend upon factors outside the control of the Fund.  If a REIT fails to qualify for taxation as a REIT in any taxable year and relief provisions do not apply, then the REIT will be subject to tax on its taxable income at regular corporate rates and may be subject to penalties and interest as well.
Real Estate Debt Investments. Investments in real estate debt are subject to risks including various creditor risks and early redemption features, which may materially adversely affect the Fund’s results of operations and financial condition. The real estate debt and other real estate-related assets in which the Fund may (directly or indirectly) invest may include secured or unsecured debt at various levels of an issuer’s capital structure. Such real estate debt may not be protected by financial covenants or limitations upon additional indebtedness, may be illiquid or have limited liquidity, and may not be rated by a credit rating agency. Real estate debt is also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligation and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. Real estate debt investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation earlier than expected, resulting in a lower return than anticipated or reinvesting in a new obligation at a lower return to the Fund.

Real Estate-Related Equity. The Fund may (directly or indirectly) invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests. Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity. Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently. These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property. In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities. Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate.
Underlying Fund Risk. The Fund’s investment in the Underlying Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Underlying Fund may be higher than if the manager of the Underlying Fund managed the Fund’s assets directly. The incentive fees charged by certain Underlying Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Underlying Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Underlying Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Underlying Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates. The majority of Underlying Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Underlying Funds. If values are falling, the Fund will not be able to sell its Underlying Funds and the value of the Shares will decline. These characteristics present additional risks for shareholders.
Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.
Equity Risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Lack of Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. The Fund is not required to raise a minimum amount of proceeds from this offering in order to commence operations. If the Fund the expense limitation is not renewed, expenses will be higher than expected. In addition, it may be difficult to implement the Fund’s investment strategy unless the Fund raises a meaningful amount of assets. Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.
Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s annual Repurchase Offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in an annual Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.
Market Risk. The success of the Fund’s business is significantly related to general economic conditions and, accordingly, Fund’s business could be harmed by an economic slowdown and downturn in real estate asset values, property sales and leasing activities. Periods of economic slowdown or recession, significantly rising interest rates, declining employment levels, decreasing demand for real estate, declining real estate values, or the public perception that any of these events may occur, can reduce volumes for many of the Fund’s business lines. These economic conditions could result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents, which in turn would reduce revenue from property management fees and brokerage commissions derived from property sales, leases and mortgage brokerage as well as revenues associated with investment management and/or development activities. In addition, these conditions could lead to a decline in property sales prices as well as a decline in funds invested in existing commercial real estate assets and properties planned for development.
Future disruptions in the financial markets or deteriorating economic conditions may also impact the market for the Fund’s investments and the volatility of Fund’s investments. The returns available to investors in Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of Fund’s targeted investments may increase.
During an economic downturn, it may also take longer for the Fund to dispose of real estate investments or the selling prices may be lower than originally anticipated. As a result, the carrying value of Fund’s real estate investments may become impaired and the Fund could record losses as a result of such impairment or the Fund could experience reduced profitability related to declines in real estate values. Further, as a result of the Fund’s target leverage, Fund’s exposure to adverse general economic conditions is heightened.
These negative general economic conditions could reduce the overall amount of sale and leasing activity in the commercial real estate industry, and hence the demand for the Fund’s investments. The Adviser is unable to predict the likely duration and severity of disruptions in financial markets and adverse economic conditions. While it is possible that the increase in the number of distressed sales and resulting decrease in asset prices will eventually translate to greater market activity, an overall reduction in sales transaction volume could materially and adversely impact the Fund’s business. All of the factors described above could adversely impact the Fund’s ability to implement its business strategy and make distributions to its investors and could decrease the value of an investment in the Fund.
RIC Qualification Risk. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.
Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least the number of Shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s Shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.
Investor Suitability
An investment in the Fund involves substantial risks and may not be suitable for all investors. An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making an investment decision, prospective investors and their financial advisers should consider the suitability of an investment in the Fund with respect to the investor’s investment objective and person situation and consider factors such as the investor’s personal net worth, income, age, risk tolerance and liquidity needs.
Tax Information
The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to U.S. federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. Although the Fund generally anticipates meeting these distribution requirements, the Adviser has limited experience operating RICs and therefore cannot assure that the Fund will, or will continue, to qualify as a RIC, or that the excise tax will not apply.
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Withdrawals from such tax-advantaged arrangements may be subject to tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Temporary Defensive Positions
The Fund is permitted to invest all or a portion of its assets in certain short-term investments, including money market funds or high quality, short-term debt securities, or hold cash during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. The Fund may not achieve its investment objective to the extent that it engages in such a temporary defensive strategy.

Portfolio Turnover
Generally, the Fund will not invest for short-term trading purposes. The Fund’s annual portfolio turnover rate shows changes in the Fund’s portfolio investments. Buying and selling securities generally involves expenses to the Fund, such as broker commissions and other transaction costs. A high turnover rate (100% or more) in any year will result in higher transaction costs to the Fund and could generate taxes for shareholders on realized investment gains. Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates, rather than long-term capital gains that are taxed at a more favorable rate. The trading costs and tax consequences associated with the Fund’s portfolio turnover may affect its overall investment performance.
The Fund cannot accurately predict future annual portfolio turnover rates. The Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
SUMMARY OF FUND EXPENSES
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund [to be completed by amendment]:
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Fund Operating Expenses (as a percentage of net assets attributable to common shares)
Management Fees	1.75%
Other Expenses	[•]%
Shareholder Servicing Expenses(1)	[•]%
Distribution Fee	[•]%
All Other Expenses(2)	[•]%
Acquired Fund Fees and Expenses(3)(4)(5)	[•]%
Total Annual Fund Operating Expenses	[•]%
Fee Waiver and Expense Reimbursement(6)	[•]%
Total Annual Fund Operating Expenses (after fee waiver and reimbursement)(6)	[•]%

(1)	Shareholder Servicing Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(2)	All Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(3)	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund.
(5)	Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the investment adviser of an Acquired Fund. While the amounts of such fees vary by Acquired Fund, performance fees, if charged, tend to be approximately 30% of the Acquired Fund’s profits. Acquired Funds’ fees and expenses are based on estimated amounts for the Fund’s initial fiscal year; and future Acquired Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
(6)
 The Adviser has contractually agreed through [•]%, 202[•]%, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, Rule 12b-1 fees, and shareholder servicing expenses) do not exceed [•]% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement may not be terminated prior to [•]%, 202[•]% unless the Board consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Open-end mutual funds present this example information with respect to investments of $10,000, rather than investments of $1,000, as presented below for this closed-end, interval fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be [to be completed by amendment]:
1 Year	3 Years
$[•]%	$[•]%

FINANCIAL HIGHLIGHTS
This section normally details the financial performance of the Fund. The Fund and its Shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective and Policies
The Fund pursues its investment objective by opportunistically investing in both publicly traded securities and private investments as well as private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate, in both the United States and globally (all such investments, collectively with any other investments held by the Fund, the “Investments”).  Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) or similar REIT-like entities that own properties, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers.  The Fund expects that a majority of its Investments will be in companies or real estate located offshore. With respect to the privately held portion of the Fund’s portfolio, the Adviser expects that the Fund will hold its Investments for a significant period of time (potentially, for five to seven years) although the Adviser may elect to divest from properties and other Investments based on exit return and geographic considerations, among others, at any time. In managing the Fund’s portfolio, the Adviser will seek to utilize its proprietary pipeline and its new acquisition strategies focused on diversified, long-term and stable cash flow.
Under normal circumstances, the Fund concentrates its investments in the real estate industry, meaning that under normal circumstances, the Fund invests over 25% of its total assets in Real Estate Securities. The Fund defines “Real Estate Securities” to include: (i) the securities issued by private investment companies, including the Private Investment Funds and the REIT; (ii) the following types of securities issued by private institutional real estate investment funds, that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or nonconvertible secured or unsecured debt; (iii) non-traded unregistered real estate investment trusts; (iv)  publicly traded real estate securities; and (v) publicly traded real estate investment trusts. The Fund’s policy regarding concentration of investments in the real estate industry is fundamental and may not be changed without shareholder approval. In addition, under normal market conditions, the Fund may invest a significant portion of its total assets in privately held investment companies that would be investment companies under the 1940 Act but for the exemptions provided by Sections 3(c)(1) or 3(c)(7) of the 1940 Act and private or public real estate investment trusts. The SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Policies and Limitations.”

The Private Investment Funds and the REIT are subject to a performance allocation. Shareholders will pay a pro rata share of asset-based fees and performance allocations associated with the Fund’s underlying investments, including in the Private Investment Funds and the REIT.
The Fund’s Target Investment Portfolio
A significant portion of the Fund’s portfolio will initially be invested in the Private Investment Funds and the REIT with the remaining portion of the portfolio expected to be invested in publicly traded securities. Specifically, the Fund intends to initially invest up to (i) 5% of its assets in Shield Global Investments LP, a Cayman Islands exempted limited partnership (the “Private Investment Fund A”); (ii) 24% of its assets in  Shield Global RE LP, also a Cayman Islands exempted limited partnership (the “Private Investment Fund B” and, collectively with the Private Investment Fund A, the “Private Investment Funds”); and (iii) 24% of its assets in  Shield Americas, Inc., a Maryland Corporation (the “REIT”). The Fund’s investment in each of the Private Investment Funds is expected to be made through a separate entity treated as a non-U.S. corporation for U.S. federal income tax purposes (each, a “Blocker”). While the Fund’s portfolio is expected to continue to be concentrated, in the future, subject to compliance with applicable law (including the 1940 Act), the Fund may make investments directly and not through the REIT and/or the Private Investment Funds as described above or through other investment vehicles pursuing similar investment strategies.
If the Fund were to pursue its investment objectives through other investment vehicles pursuing similar investment strategies (“Alternative Investment Vehicles”) rather than through the Private Investment Funds and the REIT, the Fund will consider the following criteria in selecting such Alternative Investment Vehicles:
Net Assets Criteria
•	Real Estate. At least 80% of the market value of the Alternative Investment Vehicle’s net assets must be invested in real estate with no more than 20% invested in cash or equivalents.
Real Estate Net Assets Criteria
•
Investment. At least 80% of the market value of the Alternative Investment Vehicle’s real estate net assets must be invested in private equity real estate properties, and no more than 20% of such assets may be invested in, but not limited to, property debt, public company, equity/debt or private company (operating business) equity/debt.

•	Property Types. At least 80% of the market value of the Alternative Investment Vehicle’s real estate net assets must be invested in office, industrial, apartment and retail property types.
•
Life Cycle. At least 80% of the market value of the Alternative Investment Vehicle’s real estate net assets must be invested in operating properties, and no more than 20% of such assets may be invested in, but not limited to, (pre)development/redevelopment or initial leasing/lease-up cycles.

•	Diversification. No more than 65% (+/- for market forces) of the market value of the Alternative Investment Vehicle’s real estate net assets may be invested in one property type or one region.
Total Assets Criteria
•
Leverage. The Alternative Investment Vehicle may have no more than 40% leverage. Leverage is defined for this purpose as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund’s total assets, also which are grossed-up for such off-balance sheet debt.

The Private Investments Funds, the REIT and the Alternative Investment Vehicles are collectively referred to herein as the “Underlying Funds”.
Additional Information Regarding Investment Strategy
The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.
The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Adviser determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Taxes” in the SAI.
There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “DIVIDENDS, DISTRIBUTIONS AND TAXES.”
RISK FACTORS
An investment in the Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to the Fund’s Investments
Real Estate Industry Concentration Risk. By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.
Investments in Non-U.S. Real Estate and Securities. Non-U.S. real estate and securities give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

•
These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high or confiscatory tax levels, and limitations on the use or transfer of portfolio assets.

•	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
•
Foreign real estate and securities are often valued in currencies other than the U.S. dollar. Changes in currency exchange rates will affect an Underlying Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of real estate and securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Fund’s investments to decline. Some foreign currencies are particularly volatile. Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings. If an Underlying Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates. On the other hand, if an Underlying Fund enters forward contracts for the purpose of increasing return, it may sustain losses.

•
Non-U.S. real estate and securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States. Foreign countries often lack uniform accounting, auditing and financial reporting standards, and there may be less public information about their operations.

REIT Risk. Investments (directly or indirectly) in real estate investments trusts (“REITs”) will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs may be subject to a management fees and other expenses, and so when the Fund invest in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations. Investing in REITs and real estate-related companies involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REIT to distribute income may be adversely affected by several factors.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Investing in certain REITs and real estate-related companies, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs and real estate-related companies may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “DIVIDENDS, DISTRIBUTIONS AND TAXES” below. The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Risks Related to Investments in Publicly Traded REITs. The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Risks Related to Commercial Real Estate and Real Estate-Related Assets. Commercial real estate and real estate-related assets will be subject to the risks typically associated with real estate. The value of real estate may be adversely affected by a number of risks, including:

•	natural disasters such as hurricanes, earthquakes and floods;
•	acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001;
•	adverse changes in national and local economic and real estate conditions;
•	an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants;
•	changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws;
•	costs of remediation and liabilities associated with environmental conditions affecting properties; and
•	the potential for uninsured or underinsured property losses.

The value of a property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties.
Actual Versus Expected Rents from Portfolio Properties. The actual rents received for the properties in an Underlying Fund’s portfolio may be less than estimated market rents, and the Underlying Fund may experience a decline in realized rental rates from time to time, which could adversely affect its financial condition. As a result of potential factors, including competitive pricing pressure in the markets, a general economic downturn and the desirability of the Underlying Fund’s properties compared to other properties in the markets, the Underlying Fund may be unable to realize its estimated market rents across the properties in its portfolio. In addition, depending on market rental rates at any given time as compared to expiring leases in its portfolio, from time to time rental rates for expiring leases may be higher than starting rental rates for new leases. If the Underlying Fund is unable to obtain sufficient rental rates across its portfolio, then its ability to generate cash flow growth will be negatively impacted.
Property Acquisitions. The acquisition activities of an Underlying Fund and their success are subject to the following risks:

•	inability to complete an acquisition after making a non-refundable deposit or guarantee and incurring certain other acquisition-related costs;
•	inability to obtain financing for acquisitions on commercially reasonable terms or at all;
•	acquired properties may fail to perform as expected;
•
acquired properties may be located in new markets in which that present risks associated with a lack of market knowledge or understanding of the local economy, lack of business relationships in the area and unfamiliarity with local governmental and permitting procedures; and

•	inability to quickly and efficiently integrate new acquisitions, particularly acquisitions of portfolios of properties, into existing operations.

In addition to investing in stabilized, income-oriented real estate, an Underlying Fund may also acquire assets that require new development or some amount of capital investment to be renovated or repositioned. These investments are generally subject to higher risk of loss than investments in stabilized real estate and there is no guarantee that any renovation or repositioning will be successful, or that the actual costs will not be greater than the Underlying Fund’s estimates.

Property Vacancies. Properties that have significant vacancies could be difficult to sell, which could diminish the return on these properties. A property may incur vacancies either by the expiration of tenant leases or the continued default of tenants under their leases. If vacancies continue for a long period of time, an Underlying Fund may suffer reduced revenues resulting in less cash available for distribution to its investors. In addition, the resale value of the property could be diminished because the market value of the Underlying Fund’s properties will depend principally upon the value of the cash flow generated by the leases associated with that property. Such a reduction in the resale value of a property could also reduce the value of the Underlying Fund. Further, a decline in general economic conditions in the markets in which the Underlying Fund’s investments are located or in the U.S. generally could lead to an increase in tenant defaults, lower rental rates and less demand for commercial real estate space in those markets. As a result of these trends, the Underlying Fund may be more inclined to provide leasing incentives to the tenants in order to compete in a more competitive leasing environment. Such trends may result in reduced revenue and lower resale value of properties, which may reduce returns.
Long-Term Leases. An Underlying Fund may enter into long-term leases with tenants of certain of its properties, or include renewal options that specify a maximum rate increase. These leases would provide for rent to increase over time; however, if the Underlying Fund does not accurately judge the potential for increases in market rental rates, it may set the terms of these long-term leases at levels such that, even after contractual rent increases, the rent under its long-term leases is less than then-current market rates. Further, the Underlying Fund may have no ability to terminate those leases or to adjust the rent to then-prevailing market rates. As a result, the Underlying Fund’s cash available for distribution could be lower than if it did not enter into long-term leases.
Competition and Lease Renewal. Numerous residential communities compete in attracting residents to lease apartments, and additional communities can be expected to be built in the markets in which the ownership interests in individual real estate assets, multi-property portfolios, joint ventures and operating companies are located. The number and quality of competitive communities in a particular area will have a material effect on the ability to lease apartment homes at existing communities or newly acquired communities and on the rents charged. In addition, when leases of apartments expire, the leases may not be renewed, the related apartment may not be re-let promptly or the terms of renewal or re-letting may be less favorable than the terms of the expiring leases. If the leases are not promptly renewed or re-let or if the renewal rates are significantly lower than expected rates, then an Underlying Fund’s results of operations and financial condition would be adversely affected. Consequently, the Underlying Fund’s cash flow and ability to make distributions would be reduced.
Renovation Risks and Investments in Land, Development and Redevelopment. The renovation of residential apartments and related properties involves risks associated with the construction and renovation of real property, including the possibility of construction and renovation cost overruns and delays due to various factors (including inclement weather, labor or material shortages and the unavailability of construction and permanent financing) and market or site deterioration after acquisition or renovation. Any unanticipated delays or expenses in connection with the renovation of properties could have an adverse effect on the results of operations and financial condition of an Underlying Fund. An Underlying Fund, in addition to implementing a comprehensive renovation strategy, is expected to make additional investments in certain opportunistic assets or developments when it believes that this strategy is prudent for the specific market conditions and capital requirements. Such additional investments may include acquiring direct or indirect interests in undeveloped land or underdeveloped real property (which may often be non-income producing), real estate developments or redevelopments. To the extent that an Underlying Fund invests in such assets or activities, it will be subject to the risks normally associated with such assets and development activities. Such risks include risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond control, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development or redevelopment activities once undertaken, any of which could have an adverse effect on the Underlying Fund. Properties under development or properties acquired for development may receive little or no cash flow from the date of acquisition through the date of completion of development and may continue to experience operating deficits after the date of completion. In addition, market conditions may change during the course of development that make such development less attractive than at the time it was commenced.

Risk of Foreclosure. It is contemplated that the gross revenues to be derived from the operation of an Underlying Fund’s investments will be sufficient to cover the expenses of maintaining and operating the investments, including servicing any applicable debt financing. However, no assurance exists that such gross revenues will always be sufficient to cover such expenses. Failure by the revenues generated by the investments to meet the obligations under any applicable debt financing could result in loss of the investments through foreclosure and, thus, the loss of the investment. Moreover, many forms of debt financing will have terms that will require a substantial “balloon payment” at maturity. It is anticipated that the investments will be sold or refinanced at or prior to the time of the maturity. The ability to repay any debt financing will be dependent upon the ability to sell the investments for more than the balloon amount or to obtain adequate refinancing at the respective due date. Failure to sell the investments or to obtain the necessary refinancing when needed could result in a foreclosure of the investments.
Inflation and Rising Interest Rates. Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by an Underlying Fund. The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates. An Underlying Fund’s investments will likely incur debt that bears interest at a variable rate. Accordingly, increases in interest rates would increase the interest costs of an Underlying Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.
Inefficient Alternative Uses of Properties. Certain property types or portfolios of properties that an Underlying Fund acquires may not have efficient alternative uses and the Underlying Fund may have difficulty leasing them to new tenants and/or have to make significant capital expenditures to them to do so. Certain property types, such as industrial properties, can be difficult to lease to new tenants, should the current tenant terminate or choose not to renew its lease. These properties generally have received significant tenant-specific improvements and only very specific tenants may be able to use such improvements, making the properties very difficult to re-lease in their current condition. Additionally, an interested tenant may demand that, as a condition of executing a lease for the property, the property managers finance and construct significant improvements so that the tenant could use the property. This expense may decrease cash available for distribution, as the Underlying Fund may be required to (i) pay for the improvements up-front or (ii) finance the improvements at potentially unattractive terms.
Lease Defaults and Terminations. An Underlying Fund may depend on tenants for its revenue, and lease defaults or terminations could reduce its net income and limit its ability to make distributions to its investors. The success of an Underlying Fund’s investments materially depends on the financial stability of the tenants. A default or termination by a tenant on its lease payments would cause the Underlying Fund to lose the revenue associated with such lease and require the Underlying Fund to find an alternative source of revenue to meet mortgage payments and prevent a foreclosure, if the property is subject to a mortgage. In the event of a tenant default or bankruptcy, an Underlying Fund may experience delays in enforcing the Underlying Fund’s rights as landlord and may incur substantial costs in protecting the Underlying’s investment and re-leasing the Underlying Fund’s property. If a tenant defaults on or terminates a lease, the Underlying Fund’s may be unable to lease the property for the rent previously received or sell the property without incurring a loss. These events could cause the Underlying Fund to reduce the amount of distributions.
Ground Leases. Certain of an Underlying Fund’s investments may be in the form of ground leases, which provide limited rights to the underlying property. In the future, an Underlying Fund may invest from time to time in real properties that are subject to ground leases. As a lessee under a ground lease, the Underlying Fund may be exposed to the possibility of losing the property upon termination, or an earlier breach by us, of the ground lease, which may adversely impact the Underlying Fund’s investment performance. Furthermore, ground leases generally provide for certain provisions that limit the ability to sell certain properties subject to the lease. To assign or transfer rights and obligations under certain ground leases, an Underlying Fund will generally need to obtain consent of the landlord of such property, which, in turn, could adversely impact the price realized from any such sale.
Retail Property Revenue. To the extent an Underlying Fund acquires retail properties, its revenue will be significantly impacted by the success and economic viability of its retail anchor tenants. The Underlying Fund’s reliance on a single tenant or significant tenants in certain buildings may decrease its ability to lease vacated space and adversely affect the returns of the Underlying Fund. In the retail sector, a tenant occupying all or a large portion of the gross leasable area of a retail center, commonly referred to as an anchor tenant, may become insolvent, may suffer a downturn in business and default on or terminate its lease, or may decide not to renew its lease. Any of these events would result in a reduction or cessation in rental payments to the Underlying Fund from that tenant and would adversely affect the Underlying Fund’s financial condition. A lease termination by an anchor tenant could result in lease terminations or reductions in rent by other tenants whose leases may permit cancellation or rent reduction if an anchor tenant’s lease is terminated. In such event, the Underlying Fund may be unable to re-lease the vacated space. Similarly, the leases of some anchor tenants may permit the anchor tenant to transfer its lease to another retailer. The transfer to a new anchor tenant could cause customer traffic in the retail center to decrease and thereby reduce the income generated by that retail center. A lease transfer to a new anchor tenant could also allow other tenants, under the terms of their respective leases, to make reduced rental payments or to terminate their leases. In the event that the Underlying is unable to re-lease the vacated space to a new anchor tenant, it may incur additional expenses in order to renovate and subdivide the space to be able to re-lease the space to more than one tenant.

Development and Construction Delays. Potential development and construction delays and resultant increased costs and risks may hinder an Underlying Fund’s operating results and decrease the Underlying Fund’s net income. An Underlying Fund may acquire unimproved real property or properties that are under development or construction. Investments in such properties will be subject to the uncertainties associated with the development and construction of real property, including those related to re-zoning land for development, environmental concerns of governmental entities and/or community groups and the Underlying Fund’s builders’ ability to build in conformity with plans, specifications, budgeted costs and timetables. If a builder fails to perform, the Underlying Fund may resort to legal action to rescind the purchase or the construction contract or to compel performance. A builder’s performance may also be affected or delayed by conditions beyond the builder’s control. Delays in completing construction could also give tenants the right to terminate preconstruction leases. The Underlying Fund may incur additional risks when it makes periodic progress payments or other advances to builders before they complete construction. These and other factors can result in increased costs of a project or loss of the Underlying Fund’s investment. In addition, the Underlying will be subject to normal lease-up risks relating to newly constructed projects. The Underlying Fund also must rely on rental income and expense projections and estimates of the fair market value of property upon completion of construction when agreeing upon a purchase price at the time the Underlying Fund acquires the property. If the Underlying Fund’s projections are inaccurate, it may pay too much for a property, and the return on its investment could suffer. In addition, to the extent an Underlying Fund makes or acquires loans to finance construction or renovation projects, risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans it makes or acquires may materially adversely affect its investment.
Uninsured Property Loss and Damage. An Underlying Fund may experience material losses related to its properties arising from natural disasters, such as extreme weather events, climate change, earthquakes or floods, and acts of God, vandalism or other crime, faulty construction or accidents, fire, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, acts of terrorism or other catastrophes. Insurance policies on an Underlying Fund’s properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but there is no assurance that such policies will be adequate to cover all losses and some policies will be insured subject to limitations involving large deductibles or co-payments and policy limits that may not be sufficient to cover losses. In general, losses related to terrorism are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism, in others the coverage against terrorist acts is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather and fire events, with insurers excluding certain investments that have high risk of weather, earthquake or fire events. As the effects of climate change increase, it is expected that the frequency and impact of weather and climate related events and conditions could increase as well. As a result, not all investments may be insured against terrorism, weather or fire. If an Underlying Fund or one or more of its tenants experience a loss that is uninsured or that exceeds policy limits, the Underlying Fund could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties. In addition, if the damaged properties are subject to recourse indebtedness, the Underlying Fund would continue to be liable for the indebtedness, even if these properties were irreparably damaged. Certain of these events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Underlying Fund.
Supply Chain Disruptions. Supply chain disruptions could create unexpected renovation or maintenance costs or delays and/or could impact tenants’ businesses, any of which could materially adversely an Underlying Fund’s results of operations. The construction and building industry, similar to many other industries, has recently experienced worldwide supply chain disruptions due to a multitude of factors that are beyond an Underlying Fund’s control, including the COVID-19 pandemic, and such disruptions may continue to occur. Materials, parts and labor have also increased in cost over the recent past, sometimes significantly and over a short period of time. Although an Underlying Fund generally does not intend to engage in large-scale development projects, small-scale construction projects, such as building renovations and maintenance or and tenant improvements that may be required under leases may be routine and necessary. An Underlying Fund may incur costs for a property renovation or maintenance that exceeds its original estimates due to increased costs for materials or labor or other costs that are unexpected. An Underlying Fund also may be unable to complete renovation of a property or tenant space on schedule due to supply chain disruptions or labor shortages. Some tenants may have the right to terminate their leases if a renovation project is not completed on time. In addition, tenants’ businesses may also be affected by supply chain issues, which could impact their ability to meet their obligations under their leases.

Australian Regulatory Risk. Regulatory, stamp duty or taxation changes introduced by a government, or a regulator may affect the value of investments or performance of an Underlying Fund. Other changes to social, economic (e.g. inflation and interest rates), political and technological environments or to market sentiment, that may make certain investments less attractive are also risks that may affect the Underlying Fund.
Real Estate Debt Investments. Investments in real estate debt are subject to risks including various creditor risks and early redemption features, which may materially adversely affect the Fund’s results of operations and financial condition. The real estate debt and other real estate-related assets in which the Fund may (directly or indirectly) invest may include secured or unsecured debt at various levels of an issuer’s capital structure. Such real estate debt may not be protected by financial covenants or limitations upon additional indebtedness, may be illiquid or have limited liquidity, and may not be rated by a credit rating agency. Real estate debt is also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligation and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. Real estate debt investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation earlier than expected, resulting in a lower return than anticipated or reinvesting in a new obligation at a lower return to the Fund.
Prepayment Risk. Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect (directly or indirectly) the Fund’s results of operations and financial condition. During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns. Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. In addition, the market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-rate debt investments generally rises. Conversely, during periods of rising interest rates, the market price of such investments generally declines. The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities. If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of real estate debt investments and the Fund’s NAV per Share.
Distressed and Illiquid Real Estate Securities. Some of real estate-related securities investments may become distressed, which securities would have a high risk of default and may be illiquid. While it is generally anticipated that the Fund’s real estate-related securities investments will focus primarily on investments in non-distressed real estate-related interests, investments may become distressed following acquisition thereof. Additionally, the Fund may invest in real estate debt investments that it believes are available to purchase at “discounted” rates or “undervalued” prices. Purchasing real estate debt at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive returns or will not be subject to further reductions in value. There is no assurance that such investments can be acquired at favorable prices, that such investments will not default, or that the market for such interests will improve. In addition, the market conditions for real estate debt investments may deteriorate further, which could have an adverse effect on the performance of the Fund’s investments. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities of other issuers. Securities of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities of companies not experiencing financial difficulties. The market prices of such securities are subject to erratic and abrupt market movements and the spread between bid and asked prices may be greater than normally expected. Investment in the securities of financially troubled issuers and operationally troubled issuers involves a high degree of credit and market risk. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing such investments or the prospects for a successful reorganization or similar action. These financial difficulties may never be overcome and may cause issuers to become subject to bankruptcy or other similar administrative proceedings, or may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, an extension of the term, a substantial reduction in the interest rate, a substantial writedown of the principal of such investment and other concessions which could adversely affect the Fund’s returns on the investment. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject it to certain additional potential liabilities that may exceed the value of its original investment therein.

Subordinated Debt. The Fund may (directly or indirectly) invest in subordinated debt, which is subject to greater credit risk than senior debt. The Fund may (directly or indirectly) from time to time invest in debt instruments, including junior tranches of CMBS and “mezzanine” or junior mortgage loans (e.g., B-Notes), that are subordinated in an issuer’s capital structure. To the extent the Fund invests in subordinated debt of an issuer’s capital structure, including subordinated CMBS bonds or other “mezzanine” debt, such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co lender and participation agreement provisions. Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. As a result, to the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), it will likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior CMBS bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer.
Mezzanine Loans. Although not directly secured by the underlying real estate, mezzanine loans are also subject to risk of subordination and share certain characteristics of subordinate loan interests described above. As with commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying commercial properties and, therefore, is subject to similar considerations and risks. Mezzanine loans may also be affected by the successful operation of other properties, but mezzanine loans are not secured by interests in the underlying commercial properties. With most mezzanine loans, the bulk of the loan balance is payable at maturity with a one-time “balloon payment.” Full satisfaction of the balloon payment by a borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, and full satisfaction of a loan will be affected by a borrower’s access to credit or a functioning sales market. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan may be impaired. Moreover, mezzanine loans are usually non-recourse in nature. Therefore, if a borrower defaults on the loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the Fund directly or indirectly invests increase, the performance of the Fund’s investments related thereto may be adversely affected.
Real Estate-Related Equity. The Fund may (directly or indirectly) invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests. Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity. Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently. These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property. In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities. Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate.

Credit Markets. Any adverse changes in the global credit markets could make it more difficult for an Underlying Fund to obtain favorable financing. An Underlying Fund’s ability to generate attractive investment returns for its shareholders will be adversely affected to the extent it is unable to obtain favorable financing terms. If an Underlying Fund is unable to obtain favorable financing terms, it may not be able to adequately leverage its portfolio, may face increased financing expenses or may face increased restrictions on its investment activities, any of which would negatively impact its performance.
Funding Issues. An Underlying Fund’s results of operations, financial condition and business may be impacted by its ability to secure bank credit facilities (including term loans and revolving facilities), warehouse facilities and structured financing arrangements, public and private debt or bond issuances (including through securitizations), repurchase agreements and derivative instruments, in addition to transaction or asset specific funding arrangements and additional repurchase agreements on acceptable terms. An Underlying Fund may also rely on short-term financing that would be especially exposed to changes in availability. An Underlying Fund’s access to sources of financing will depend upon a number of factors, over which its has little or no control, including:

•	general economic or market conditions;
•	the market’s view of the quality of its assets;
•	the market’s perception of its growth potential; and
•	its current and potential future earnings and cash distributions.

Unfavorable economic conditions, such as those caused by the COVID-19 pandemic, or capital market conditions may increase an Underlying Fund’s funding costs, limit its access to the capital markets or could result in a decision by its potential lenders not to extend credit. An inability to successfully access the capital markets could limit an Underlying Fund’s ability to grow its business and fully execute its business strategy and could decrease its earnings and liquidity. In addition, any dislocation or weakness in the capital and credit markets could adversely affect an Underlying Fund’s lenders and could cause one or more of its lenders to be unwilling or unable to provide it with financing or to increase the costs of that financing. In addition, as regulatory capital requirements imposed on an Underlying Fund’s lenders are increased, they may be required to limit, or increase the cost of, financing they provide to the Underlying Fund. In general, this could potentially increase an Underlying Fund’s financing costs and reduce its liquidity or require it to sell assets at an inopportune time or price. There is no assurance that an Underlying Fund will be able to obtain financing on favorable terms or at all.

Recourse. Generally, commercial real estate financings are structured as non-recourse to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily require that a creditworthy parent entity enter into so-called “recourse carveout” guarantees to protect the lender against certain bad-faith or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements generally require “bad boy” guarantees and in the event that such a guarantee is called, an Underlying Fund’s assets could be adversely affected.
Lines of Credit. An Underlying Fund may seek to obtain one or more lines of credit in an effort to provide for a ready source of liquidity for any business purpose. There can be no assurances that an Underlying Fund will be able to obtain one or more lines of credit on financially reasonable terms or at all. In addition, an Underlying Fund may not be able to obtain lines of credit of an appropriate size for its business. Further, distributions may be subordinated to payments required in connection with any indebtedness contemplated thereby. An Underlying Fund may utilize a line of credit for the benefit of its affiliates that may invest alongside the Underlying Fund in one or more investments.
Interest Rate Risk. The volatility of the global credit markets could make it more difficult to obtain favorable financing for investments. During periods of volatility, which often occur during economic downturns, generally credit spreads widen, interest rates rise, and investor demand for high yield debt declines. These trends result in reduced willingness by investment banks and other lenders to finance new investments and deterioration of available terms. If the overall cost of borrowing increases, either by increases in the index rates or by increases in lender spreads, the increased costs may result in future acquisitions generating lower overall economic returns and potentially reducing future cash flow available for distribution. Disruptions in the debt markets negatively impact the ability to borrow monies to finance the purchase of, or other activities related to, real estate assets. If an Underlying Fund is unable to borrow monies on terms and conditions that it finds acceptable, it likely will have to reduce the number of properties it can purchase, and the return on the properties it does purchase may be lower. In addition, an Underlying Fund may find it difficult, costly or impossible to refinance indebtedness that is maturing. Moreover, to the extent that such marketplace events are not temporary, they could have an adverse impact on the availability of credit to businesses generally and could lead to an overall weakening of the U.S. economy.

Restrictive Covenants. When providing financing, a lender may impose restrictions on an Underlying Fund that affect its distribution and operating policies and its ability to obtain additional loans. Loan documents an Underlying Fund enters into may contain covenants that limit its ability to further mortgage or dispose of the property or discontinue insurance coverage. In addition, loan documents may limit an Underlying Fund’s ability to enter into or terminate certain operating or lease agreements related to the property. Loan documents may also require lender approval of certain actions and as a result of the lender’s failure to grant such approval, an Underlying Fund may not be able to take a course of action it deems most profitable. These or other limitations may adversely affect an Underlying Fund’s flexibility and its ability to make distributions.
Joint Ventures. An Underlying Fund may, directly or indirectly, enter into joint ventures to acquire properties and other assets. An Underlying Fund may also purchase and develop properties in joint ventures or in partnerships, co-tenancies or other co-ownership arrangements. Such investments may involve risks not otherwise present with other methods of investment, including, for example, the following risks:

•	that the Underlying Fund co-venturer, co-tenant or partner in an investment could become insolvent or bankrupt;
•	that such co-venturer, co-tenant or partner may at any time have economic or business interests or goals that are or that become inconsistent with the Underlying Fund’s business interests or goals;
•	that such co-venturer, co-tenant or partner may be in a position to take action contrary to the Underlying Fund’s policies or objectives; or
•
that disputes between the Underlying Fund and the co-venturer, co-tenant or partner may result in litigation or arbitration that would increase the Underlying Fund’s expenses and prevent the Underlying Fund’s investment manager (an “Underlying Adviser”) from focusing its time and effort on the Underlying Fund’s operations.

Any of the above might subject a property to liabilities in excess of those contemplated and thus reduce returns on that investment and the value of the Fund’s investment.

Underlying Fund Risk. The Fund’s investment in the Underlying Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Underlying Fund may be higher than if the manager of the Underlying Fund managed the Fund’s assets directly. The incentive fees charged by certain Underlying Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Underlying Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Underlying Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Underlying Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates. The majority of Underlying Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Underlying Funds. If values are falling, the Fund will not be able to sell its Underlying Funds and the value of the Shares will decline. These characteristics present additional risks for shareholders.
Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Underlying Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Underlying Funds. While the valuations of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Underlying Funds are not publicly traded and the Fund will depend on the Underlying Adviser to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Underlying Fund, as provided by the Underlying Adviser as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in an Underlying Fund, the Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Shares.
Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.
Equity Risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Real Estate Tax Risk. Real property owned directly or indirectly by the Fund, including through the Private Investment Funds and the REIT, likely will be subject to real property taxes and in some instances, personal property taxes.  Such taxes may increase as property tax rates change and as the properties are assessed or reassessed by taxing authorities.  An increase in property taxes on real property owned by the Fund could adversely affect the Fund’s results from operations and could decrease the value of that real property.
Non-U.S. Tax Risk.  Shareholders should expect to be subject to significant levels of non-U.S. taxation in connection with the Fund’s activities, including potentially confiscatory levels of taxation, thereby reducing the earnings of their investment.  Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the Blockers. Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest.
Changes in Tax Laws.  The U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the “Tax Cuts and Jobs Act”) resulted in fundamental changes to the Code (some of which are set to expire in 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of a Shareholder’s investment in the Fund and the Fund’s investments or holding structures.
REIT Qualification Risk. The requirements under U.S. federal income tax rules for qualification as a REIT are extremely complex, and a REIT’s compliance with these requirements may depend upon factors outside the control of the Fund.  Thus, there can be no assurance that any REIT will in fact qualify for taxation as a REIT.  If a REIT fails to qualify for taxation as a REIT in any taxable year and relief provisions do not apply, then the REIT will be subject to tax on its taxable income at regular corporate rates and may be subject to penalties and interest as well.  Although a REIT generally is not subject to U.S. federal income tax, a REIT nevertheless may be subject to various entity-level taxes, including, but not limited to: (i) tax at regular corporate rates on the retained portion of its “REIT taxable income,” which generally is defined as taxable income (subject to certain adjustments), including net capital gains, less distributions to shareholders; (ii) tax at the highest corporate rate on its net income from “foreclosure property”; (iii) a 100% excise tax on its net income derived from a “prohibited transaction,” which generally includes a sale or other disposition of “dealer property,” i.e., property that is held primarily for sale to customers in the ordinary course of a trade or business  (other than foreclosure property); and (iv) a 4% excise tax if it fails to make certain minimum distributions each calendar year.  A REIT dividend generally is ordinary income unless designated by the REIT as a capital gain dividend or “qualified dividend income,” which for non-corporate REIT shareholders is taxed at capital gains rates. For the years 2018 through 2025, non-corporate REIT shareholders generally can deduct 20% of REIT dividends that are not designated as capital gain dividends or qualified dividend income, subject to certain limitations. We cannot assure you that any of a REIT’s dividends would qualify for this deduction.  REIT dividends are considered net investment income for purposes of the 3.8% Medicare contribution tax.  Corporate REIT shareholders are not eligible for a dividends received deduction on REIT dividends, even if such dividends are designated as “qualified dividend income.”

Other Risks of Investing in the Fund
Lack of Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. The Fund is not required to raise a minimum amount of proceeds from this offering in order to commence operations. If the expense limitation is not renewed, expenses will be higher than expected. In addition, it may be difficult to implement the Fund’s investment strategy unless the Fund raises a meaningful amount of assets. Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.
Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its Shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.
Competition Risk. Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by the Adviser), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the Fund’s Investments. Further, the allocation of investments by the Underlying Funds among different property classes may have a significant effect on such investment vehicle’s net asset value when one of these property classes is performing more poorly than others. However, it is intended that such investment vehicles have exposure to a portfolio of Australian property development assets diversified by sector, predominately the residential, commercial and accommodation sectors, and also geographical location, including Australian Capital cities and leading regional centers. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Adviser will evaluate regularly each Underlying Fund and its Underlying Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the Underlying Advisers may change aspects of their investment strategies. The Underlying Advisers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for an Underlying Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.
Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s annual Repurchase Offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in an annual Repurchase Offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.
Market Risk. The success of the Fund’s business is significantly related to general economic conditions and, accordingly, Fund’s business could be harmed by an economic slowdown and downturn in real estate asset values, property sales and leasing activities. Periods of economic slowdown or recession, significantly rising interest rates, declining employment levels, decreasing demand for real estate, declining real estate values, or the public perception that any of these events may occur, can reduce volumes for many of the Fund’s business lines. These economic conditions could result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents, which in turn would reduce revenue from property management fees and brokerage commissions derived from property sales, leases and mortgage brokerage as well as revenues associated with investment management and/or development activities. In addition, these conditions could lead to a decline in property sales prices as well as a decline in funds invested in existing commercial real estate assets and properties planned for development.
Future disruptions in the financial markets or deteriorating economic conditions may also impact the market for the Fund’s investments and the volatility of Fund’s investments. The returns available to investors in Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of Fund’s targeted investments may increase.
During an economic downturn, it may also take longer for the Fund to dispose of real estate investments or the selling prices may be lower than originally anticipated. As a result, the carrying value of Fund’s real estate investments may become impaired and the Fund could record losses as a result of such impairment or the Fund could experience reduced profitability related to declines in real estate values. Further, as a result of the Fund’s target leverage, Fund’s exposure to adverse general economic conditions is heightened.
These negative general economic conditions could reduce the overall amount of sale and leasing activity in the commercial real estate industry, and hence the demand for the Fund’s investments. The Adviser is unable to predict the likely duration and severity of disruptions in financial markets and adverse economic conditions. While it is possible that the increase in the number of distressed sales and resulting decrease in asset prices will eventually translate to greater market activity, an overall reduction in sales transaction volume could materially and adversely impact the Fund’s business. All of the factors described above could adversely impact the Fund’s ability to implement its business strategy and make distributions to its investors and could decrease the value of an investment in the Fund.
Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Repurchase Offer Risk. The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.
During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least the number of Shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s Shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder. Therefore, the Fund is designed primarily for long-term investors.
Borrowing and Leverage Risk. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund’s leveraging strategy will be successful. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund’s NAV, market price and the level of the Fund’s distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund’s return on the underlying investment.
While the Fund has no current intent to borrow, the 1940 Act and the SEC’s current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.
Cyber Security Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency in the future. The information and technology systems of the Fund, its Investments and the Fund’s service providers may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, use errors or malfeasance by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information. Although the Adviser and the Fund’s service providers have implemented various measures to manage risks relating to these types of events, such measures may be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Even with sophisticated prevention and detection systems, breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, potentially resulting in further harm and precluding appropriate remediation. The Adviser and the Fund may have to make significant investments to fix or replace information and technology systems. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the operations of the Adviser, the Fund and the Fund’s service providers and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the Fund and its Investments. Such a failure could harm the reputation of the Adviser and the Fund require them to make a significant investment to remedy the effects of any such failures, subject any such entity and their respective affiliates to legal clams and adverse publicity and otherwise affect their business and financial performance.

MANAGEMENT OF THE FUND
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individuals, two of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The Board also oversees risk as part of its general oversight of the Fund. The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund. The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, Administrator, Transfer Agent, Distributor and Custodian. The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising oversight of the Fund’s service providers. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management of the Fund” in the SAI.
Investment Adviser
Sphinx Investments LLC, 16192 Coastal Highway, Lewes, Delaware 19958 (the “Adviser”), serves as the investment adviser to the Fund under an investment advisory agreement between the Fund and the Adviser dated [•], 2024 (the “Investment Advisory Agreement”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company formed on July 14, 2023. The majority of shares in the Adviser are owned by [•].
Under the terms of the Investment Advisory Agreement, and subject to the authority of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, furnish a continuous investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser will compensate all Adviser personnel who provide services to the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.
Pursuant to the Investment Advisory Agreement, and in consideration of the investment advisory services provided by the Adviser to the Fund, the Adviser is entitled to an advisory fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.75%. The Adviser has contractually agreed through [•], 20[•], to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, Rule 12b-1 fees, and shareholder servicing expenses) do not exceed [•]% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement may not be terminated prior to [•], 20[•] unless the Board consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s [annual] report to shareholders for the period ending [•], 2024.

Portfolio Manager
Joshua S. Curtis has served as the Fund’s portfolio manager since the Fund’s inception. Mr. Curtis is ultimately responsible for all investment decisions made for the Fund and is solely responsible for the day-to-day investment operations of the Fund. Mr. Curtis also has responsibility for reviewing the overall composition of the Fund’s portfolio to ensure its compliance with the Fund’s stated investment objective and strategies. [to be completed by amendment]
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares.
Control Persons
A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this Prospectus, the Fund has not commenced operations and thus has no control persons.
ESTIMATED FUND EXPENSES
The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.
The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the Custodian, Administrator and Transfer Agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s annual Repurchase Offers, (xii) distribution fees, (xiii) shareholder servicing fees and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of Shares by the Fund will be recorded as a reduction of capital of the Fund attributable to the Shares.
On the basis of the anticipated size of the Fund, it is estimated that the Fund’s annual operating expenses will be approximately $[•], which includes offering costs and does not take into account the effect of the Expense Limitation Agreement between the Fund and the Adviser. However, no assurance can be given, in light of the Fund’s investment objective and policies and the fact that the Fund’s offering is continuous and Shares are sold on a best-efforts basis that actual annual operating expenses will not be substantially more or less than this estimate.
As a new fund, the Fund’s initial operating expenses, including start-up costs, which may be significant, may be higher than the expenses of an established fund. Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser. Thereafter, the Fund will bear the costs associated with its continuous offering of Shares.
CONFLICTS OF INTEREST
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any). The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of Shares.
PERFORMANCE
From time to time, the Fund advertises its performance. Performance information may include total return for specific time periods. Total return is the change in value of an investment over a given period. Total return assumes any dividends and capital gains are reinvested. Performance figures are always based on the Fund’s past performance and do not guarantee future results. The Fund’s total return will vary, depending on market conditions, the investments owned by the Fund, the Fund’s operating expenses and the amount of capital gains or losses during the period. For a more detailed description of how the Fund calculates its performance figures, please see “Performance Information” in the SAI.
CONTINUOUS OFFERING
Shares are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted. The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Board.
USE OF PROCEEDS FROM SALES OF SHARES
The net proceeds to the Fund will be invested in accordance with the Fund’s investment objective and policies as soon as practicable. The net proceeds of the continuous offering of the Shares will be invested in accordance with the Fund’s investment objective and policies as soon as practicable after receipt. No arrangements have been made to place such proceeds in escrow, trust or a similar account. Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser. Thereafter, the Fund will bear the costs associated with its continuous offering of the Shares. The Fund’s investments in the Private Investment Funds and the REIT will be made within a period not expected to exceed three months, while any investments in other Investments, such as publicly traded securities or money market funds will generally be made on the next business day following receipt of the proceeds. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of its assets in money market funds or high quality, short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.
DETERMINATION OF NET ASSET VALUE
The NAV of the Shares is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). The Fund does not calculate the NAV on dates the NYSE is closed for trading, which include New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Share will be offered at NAV. During the continuous offering, the price of the Shares will increase or decrease on a daily basis according to the NAV of the Shares. In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of Shares outstanding.
If market quotations are not readily available (as in the case of private investment vehicles investing in private real estate), securities are valued at fair value as determined by the Board. The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, the Underlying Funds will be difficult to value. There is no single standard for determining fair value of a security. Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which may include, but are not limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Underlying Funds could be available on no more than a quarterly basis. Underlying Funds that invest primarily in publicly traded securities are more easily valued.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell Shares. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. To the extent necessary, the Adviser will obtain exchange rates from recognized independent pricing agents.
Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.
Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.
The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Board will review any securities valued by the Adviser in accordance with the Fund’s valuation policies.
DISTRIBUTION OF FUND SHARES
Distributor
[•], located at [•] (the “Distributor”), is the distributor for the Shares. Shares are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted. Any purchase order may be rejected by the Distributor or the Fund. The Distributor or the Fund also may suspend or terminate its offering of the Shares at any time.
Distribution and Service Fee
The Fund will apply for exemptive relief from the SEC that, if received, will allow the Fund, subject to certain conditions, to operate under a Class Plan (as defined below) in compliance with Rule 12b-1 under the 1940 Act.
Subject to the receipt of an exemptive order from the SEC, in connection with certain classes of Shares of the Fund, the Fund will pay the Distributor or a designee a Distribution and Service fee equal to a specified percentage per annum of the aggregate value of the Shares of the class outstanding, determined as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open) (or more frequently as needed) (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee will be payable monthly. The Distributor or designee may transfer or re-allow a portion of the Distribution and Service Fee to certain intermediaries. The Advisor also may pay a fee out of its own resources to intermediaries.
Pursuant to the conditions of the exemptive order, if  issued, the Distribution and Service Fee will be paid pursuant to a plan adopted by the fund in compliance with the provisions of Rule 12b-1 under the 1940 Act (the “Class Plan”). The Distribution and Service Fee serves as a vehicle for the Fund to pay the Distributor for payments it makes to intermediaries. The Distributor may pay all or a portion of the Distribution and Service Fee it receives to intermediaries.

A portion of the Distribution and Services Fee may be paid for ongoing investor servicing. The types of investor services provided include, but are not limited to: advising shareholders of the net asset value of their Shares; advising shareholders with respect to making repurchases of Shares; providing information to shareholders regarding general market conditions; providing shareholders with copies of the Fund’s Prospectus (if requested), annual and interim reports, proxy solicitation materials, repurchase offer materials, privacy policies, and any other materials required under applicable law; handling inquiries from shareholders regarding the Fund, including but not limited to questions concerning their investments in the Fund, shareholder account balances, and reports and tax information provided by the Fund; assisting in the enhancement of relations and communications between such shareholders and the Fund; assisting in the establishment and maintenance of such shareholders’ accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information, such as changes of address; providing such other information and liaison services as the Fund may reasonably request; and other matters as they arise from time to time.
These arrangements may result in receipt by broker-dealers and their personnel (who themselves may receive all or a substantial part of the relevant payments) or registered investment advisers of compensation in excess of that which otherwise would have been paid in connection with servicing shareholders of a different investment fund. A prospective investor with questions regarding these arrangements may obtain additional detail by contacting the intermediary directly. Prospective investors also should be aware that these payments could create incentives on the part of an intermediary to view the Fund more favorably relative to investment funds not making payments of this nature or making smaller payments. Such payments may be different for different intermediaries. The Adviser may pay from its own resources additional compensation to intermediaries in connection with sale of Shares or servicing of shareholders.
Intermediaries may in addition charge a fee directly to investors for their services in conjunction with an investment in the Fund and/or maintenance of investor accounts. Such a fee will be in addition to any fees charged or paid by the Fund but will neither constitute an investment made by the investor in the Fund nor form part of the assets of the Fund. The payment of any such fees, and their impact on a particular investor’s investment returns, would not be reflected in the returns of the Fund. Shareholders should direct any questions regarding such fees to the relevant intermediary.
REVENUE SHARING
The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell Shares or which include the Fund as an investment option for their respective customers. These payments are often referred to as “revenue sharing payments,” and are paid from the Adviser’s own legitimate profits and other of its own resources (not from the Fund’s) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries.
INVESTOR SUITABILITY
An investment in the Fund involves substantial risks and may not be suitable for all investors. You may lose money on your entire investment in the Fund. An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making an investment decision, prospective investors and their financial advisers should consider the suitability of an investment in the Fund with respect to the investor’s investment objective and personal situation, and consider factors such as the investor’s personal net worth, income, age, risk tolerance and liquidity needs. The Fund should be considered an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end interval fund. The Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market for the Shares to exist in the future.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase Shares of the Fund by placing orders with [•], the Fund’s transfer agent (or its authorized agent) (the “Transfer Agent”). Institutions and intermediaries that use certain proprietary systems of the Adviser may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. The Fund generally does not accept investments from non-U.S. investors and reserves the right to decline such investments.
Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Shares. These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Fund’s Anti-Money Laundering Program. As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your Shares will be redeemed at the NAV next calculated after the account is closed.
Purchases by Mail
To make an initial purchase by mail, complete an account application and mail the application with a check made payable to the Fund to:
[•]
All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Shares.
The Transfer Agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.
Minimum Purchases
The minimum initial investment in the Fund is $500, with a minimum subsequent investment of $100. Such minimum investment values will be subject to waiver in the Adviser’s sole discretion. If you purchase Shares through an intermediary, different minimum account requirements may apply. The Distributor and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances.
Automatic Investment Plan – Subsequent Investments
You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of $100 on specified days of each month into your established Fund account. Please contact the Transfer’s Agent at [•] for more information about the Fund’s Automatic Investment Plan.

PERIODIC OFFERS TO REPURCHASE SHARES
The Fund is not aware of any currently existing secondary market for the Shares and does not anticipate that a secondary market will develop for the Shares. A secondary market is a market, exchange facility, or system for quoting bid and asking prices where securities such as the Shares can be readily bought and sold among holders of the securities after they are initially distributed. Without a secondary market, shares are not liquid, which means that they are not readily marketable.
The Fund, however, has taken action to provide a measure of liquidity to shareholders. The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities. These policies provide that the Fund will make Repurchase Offers, which are annual offers by the Fund to repurchase a designated percentage of the outstanding Shares owned by the Fund’s shareholders. The Fund is therefore designed primarily for long-term investors.
The Fund will suspend or delay a Repurchase Offer only if certain regulatory requirements (described in the notice of the Repurchase Offer) are met. See “PERIODIC OFFERS TO REPURCHASE SHARES—Suspension or Postponement of Repurchase Offer.” Once every two years the Board may determine in its sole discretion to have one additional Repurchase Offer in addition to the regular annual Repurchase Offers.
Repurchase Dates
Once each year, the Fund will offer to repurchase at NAV no less than 5% of the outstanding Shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day, if the 14th day is not a business day. The Board may establish other policies for repurchases of Shares that are consistent with the 1940 Act, and other applicable laws.
Repurchase Request Deadline
The “Repurchase Request Deadline” is the date by which shareholders wishing to tender Shares for repurchase must respond to the Repurchase Offer. When a Repurchase Offer commences, the Fund sends, at least 21 days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:
•	Detailed instructions for how to tender Shares.
•
The percentage of outstanding Shares that the Fund is offering to repurchase (the “Repurchase Amount”) and the procedures for how the Fund will purchase Shares on a pro rata basis if the Repurchase Offer is oversubscribed.

•	The date on which a shareholder’s repurchase request is due (the “Repurchase Request Deadline”).
•	The date that will be used to determine the Fund’s NAV applicable to the Repurchase Offer (the “Repurchase Pricing Date”).
•	The date by which the Fund will pay to shareholders the proceeds from their Shares accepted for repurchase (the “Repurchase Payment Deadline”).
•
A statement that the NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the latest possible Repurchase Pricing Date under certain circumstances.

•	The procedures by which shareholders may tender their Shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.
•	The circumstances in which the Fund may suspend or postpone the Repurchase Offer.

This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate their Shares until a subsequent Repurchase Offer, and will have to resubmit a repurchase request in the next Repurchase Offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.
Repurchase Amounts
The Board, in its sole discretion, will determine the Repurchase Offer Amount for a given Repurchase Request Deadline. It is expected that each Repurchase Offer Amount will be approximately 5% of the Fund’s outstanding Shares, subject to applicable law and to approval of the Board. In all cases each Repurchase Offer Amount will be at least 5% and not more than 25% of the Fund’s outstanding Shares, as required by Rule 23c-3 under the 1940 Act.
If shareholders tender more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase, at the sole discretion of the Board, an additional amount of Shares not exceeding 2% of the Shares outstanding on the Repurchase Request Deadline. If shareholders tender more Shares than the Fund decides to repurchase, whether the Repurchase Offer Amount or the Repurchase Offer Amount plus the additional 2% of outstanding Shares, the Fund will repurchase the Shares on a pro rata basis, rounded down to the nearest full Share. The Fund may, however, accept all Shares tendered by shareholders who own less than one hundred Shares and who tender all their Shares, before accepting on a pro rata basis Shares tendered by other shareholders.
Repurchase Price
The Repurchase Pricing Date is the date on which the repurchase price for Shares is determined, which will be no later than the 14th day after the Repurchase Request Deadline (or the next business day if the 14th day is not a business day). The Fund will distribute payment to shareholders no later than seven (7) calendar days after the Repurchase Pricing Date. The Fund’s NAV per Share may change materially between the date a Repurchase Offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and the Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed above under “DETERMINATION OF NET ASSET VALUE.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Transfer Agent at ([•]) [•]-[•].
Suspension or Postponement of Repurchase Offer
The Fund will not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code; (b) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.
Special Considerations of Repurchases
Because there likely will not be a secondary market for the Shares, annual and any additional discretionary Repurchase Offers will provide the only source of liquidity for shareholders. If a secondary market were to develop for the Shares, however, the market price per Share of the Shares could, at times, vary from the NAV per Share. A number of factors could cause these differences, including relative demand and supply of Shares and the performance of the Fund. Repurchase Offers for shares at NAV would be expected to reduce any spread or gap that might develop between NAV and market price. However, there is no guarantee that these actions would cause the Shares to trade at a market price that equals or approximates NAV per Share.
Although the Board believes that Repurchase Offers will generally benefit shareholders, the Fund’s repurchase of Shares will decrease the Fund’s total assets. The Fund’s expense ratio also may increase as a result of Repurchase Offers (assuming the repurchases are not offset by the issuance of additional Shares). Such Repurchase Offers also may result in less investment flexibility for the Fund depending on the number of Shares repurchased and the success of the Fund’s continuous offering of Shares. In addition, when the Fund borrows money for the purpose of financing the repurchase of Shares in a Repurchase Offer, interest on the borrowings will reduce the Fund’s net investment income. It is the Board’s announced policy (which the Board may change) not to repurchase Shares in a Repurchase Offer over the minimum amount required by the Fund’s fundamental policies regarding Repurchase Offers if the Board determines that the repurchase is not in the Fund’s best interest. Also, the size of any particular Repurchase Offer may be limited (above the minimum amount required for the Fund’s fundamental policies) for the reasons discussed above or as a result of liquidity concerns.

To complete a Repurchase Offer for the repurchase of Shares, the Fund may be required to sell portfolio securities. This may cause the Fund to realize gains or losses at a time when the Adviser would otherwise not do so.
The Board will consider other means of providing liquidity for shareholders if Repurchase Offers are ineffective in enabling the Fund to repurchase the amount of Shares tendered by shareholders. These actions may include an evaluation of any secondary market that may exist for the Shares, and a determination of whether that market provides liquidity for shareholders. If the Board determines that a secondary market (if any) has failed to provide liquidity for shareholders, the Board may consider other available options to provide liquidity. One possibility that the Board may consider is listing the Shares on a major domestic stock exchange or arranging for the quotation of Shares on an over-the-counter market. Alternatively, the Fund might repurchase Shares periodically in open market or private transactions, provided the Fund can do so on favorable investment terms. The Board will cause the Fund to take action the Board deems necessary or appropriate to provide liquidity for the shareholders in light of the specific facts and circumstances.
The Fund’s repurchase of tendered Shares is a taxable event to shareholders. The Fund will pay all costs and expenses associated with the making of any Repurchase Offer. In accordance with applicable rules of the SEC in effect at the time of the offer, the Fund also may make other offers to repurchase Shares that it has issued.
Selling Shares in Writing
Generally, in a Repurchase Offer, requests to tender Shares with a value of $100,000 or less can be made over the phone at ([•]) [•]-[•] provided that you do not hold share certificates and you have not changed your address by phone or online within the last 15 days. You may not tender over the phone more than $100,000 in Shares during any single Repurchase Offer period. If your Shares are held in street or nominee name, please contact your securities dealer to tender your Shares by telephone. Otherwise, written instructions with respect to your tender of Shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Repurchase Offer.
Sometimes, to protect you and the Fund, we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:
•	you are selling more than $100,000 worth of Shares;
•	you want your proceeds paid to someone who is not a registered owner; or
•	you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.
We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee.
Selling Recently Purchased Shares
If you sell Shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.

Repurchase Proceeds
The Fund generally pays sale (redemption) proceeds in cash. Your repurchase amount will be sent within seven days after the Repurchase Pricing Date, as described above, assuming we receive your request in proper form by the Repurchase Request Deadline.
INVOLUNTARY REPURCHASES
The Fund may, at any time, repurchase at NAV Shares held by a shareholder, or any person acquiring Shares from or through a shareholder, in accordance with the Fund’s Agreement and Declaration of Trust, as amended from time to time, Section 23 of the 1940 Act, and any applicable rules thereunder.
MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Shares have the potential to harm the Fund and its long-term shareholders. Such frequent purchases and redemptions of Shares may lead to, among other things, dilution in the value of Shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.
The Fund is not designed to serve as a vehicle for frequent purchases and redemptions of Shares in response to short-term fluctuations in the securities markets. The advantages of market timing generally accrue from purchasing into and redeeming out of a fund in a short time period. Open-end funds, which issue shares that may be purchased and redeemed each business day, allow for the timing of such trading to a much greater extent than closed-end funds such as the Fund, whose Shares are not redeemable and may be repurchased only in limited circumstances. Consequently, the Fund is less likely to encounter market timing for its shares than an open-end fund would be. The ability of shareholders of the Fund to engage in market timing with respect to the Shares is very limited because shareholders may have their Shares repurchased by the Fund only once a year on the date of the annual Repurchase Request Deadline and pricing for the repurchases may occur several days after the Repurchase Request Deadline. The Repurchase Request Deadline is selected by the Board, which further prevents shareholders from timing when they have their Shares repurchased.
Notwithstanding the foregoing, the Board has adopted policies and procedures that are designed to deter such excessive or short-term purchases and redemptions of Shares. The Fund reserves the right to take appropriate action as it deems necessary to combat excessive or short-term purchases and redemptions of Shares, including, but not limited to, refusing to accept purchase orders. The Fund also works with intermediaries that sell or facilitate the sale of Shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Fund, the Adviser or the Distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term purchases or redemptions of the Fund. The Adviser maintains processes to monitor and identify abusive or excessive short-term purchase and redemption activity in the Fund.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions
Dividends and Distributions. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends on a quarterly basis. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. We automatically reinvest all dividends and any capital gains unless you direct us to do otherwise.
Dividend Reinvestment Policy. The Fund will operate under a dividend reinvestment policy administered the Transfer Agent. Pursuant to that policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, will be reinvested in the Shares of the Fund.
Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at [•]. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in Shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized Shares from the Fund. Such Shares will be either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per Share.
The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold Shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional Shares owned. The Fund will issue certificates in its sole discretion. The Transfer Agent will distribute all proxy solicitation materials, if any, to participating shareholders.
In the case of shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.
Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. See “Tax Considerations” below.
The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.
All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at [•]. Certain transactions can be performed by calling the toll-free number ([•]) [•]-[•].
Annual Statements. The Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.
Avoid “Buying a Dividend.” If you purchase Shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Shares at a time when the Fund has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain.
Tax Considerations
The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and you as a shareholder.  It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional federal income tax information.
The Fund has elected to be treated and intends to qualify each year as a RIC. A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder. The Fund expects to bear material foreign taxes on its investments. You will not be able to claim a foreign tax credit for their proportionate shares of any such foreign taxes.

The Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to U.S. federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.
Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares.  This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.  You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for U.S. federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.
The Fund expects to bear material foreign taxes.  You cannot claim a credit for such taxes.
In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax advisor.
If you hold shares in the Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.
When you receive a distribution from the Fund or redeem shares, you may be subject to backup withholding.
CAPITAL STRUCTURE
The Fund was established as a statutory trust under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on February 28, 2024. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of Shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional Shares. See “DIVIDENDS, DISTRIBUTIONS AND TAXES––Distributions––Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of a statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Board’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Foley & Lardner, LLP, 111 Huntington Avenue, Suite 2500, Boston, Massachusetts 02199, serves as legal counsel to the Fund.
[•], located at [•], serves as the independent registered public accounting firm for the Fund.
Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
[•], located at [•], serves as custodian for the Fund’s cash and securities (the “Custodian”). The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.
[•], located at [•], serves as the Fund’s administrator, transfer agent and fund accountant (the “Administrator”).
In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from the Fund for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
GENERAL INFORMATION ABOUT THE FUND...
[•]
DIVERSIFICATION OF THE FUND...
[•]
NON-FUNDAMENTAL INVESTMENT OBJECTIVE...
[•]
ADDITIONAL INVESTMENT POLICIES AND LIMITATIONS...
[•]
FUNDAMENTAL REPURCHASE OFFER POLICIES...
[•]
ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS...
[•]
DISCLOSURE OF PORTFOLIO HOLDINGS...
[•]
MANAGEMENT OF THE FUND...
[•]
INVESTMENT ADVISER AND PORTFOLIO MANAGER...
[•]
DISTRIBUTION OF FUND SHARES...
[•]
SHAREHOLDER SERVICING EXPENSES...
[•]
REVENUE SHARING...
[•]
SERVICE PROVIDERS...
[•]
ANTI-MONEY LAUNDERING PROGRAM...
[•]
CODES OF ETHICS...
[•]
PROXY VOTING GUIDELINES...
[•]
PORTFOLIO TRANSACTIONS...
[•]
TAXES...
[•]
PERFORMANCE INFORMATION...
[•]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...
[•]
LEGAL COUNSEL...
[•]
FINANCIAL STATEMENTS...
[•]
APPENDIX AA...
A-[•]

Prospectus
[•], 2024
FOR MORE INFORMATION
You may obtain the following and other information on the Fund free of charge:
SAI dated [•], 2024:
The SAI provides more details about the Fund’s policies and management. The SAI is incorporated by reference into this Prospectus.
Annual and Semi-Annual Report:
The Fund’s annual and semi-annual reports will provide additional information about the Fund’s investments, as well as the most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.
To receive any of these documents or a copy of the Prospectus free of charge or to make inquiries or request additional information about the Fund, please contact us.
By Telephone:
[•]
By Mail:
[•]
By Internet:
[•]
From the SEC:
You may review and obtain copies of the Fund’s information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
Investment Company Act File No. [•]
[•], the Fund’s Distributor

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
Subject to completion, dated April 5, 2024
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Sphinx Opportunity Fund
Shares of Beneficial Interest

Statement of Additional Information
[•], 2024
This Statement of Additional Information (“SAI”) provides general information about the Sphinx Opportunity Fund (the “Fund”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current Prospectus (the “Prospectus”) dated [•], 2024, as supplemented and amended from time to time. This SAI is incorporated by reference into the Prospectus. Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.
You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund’s securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at ([•]) [•]-[•], or by visiting [•]. Information on this website is not incorporated herein by reference. The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”) at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The Fund’s filings with the SEC also are available to the public on the SEC’s Internet website at http://www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549.
Sphinx Opportunity Fund
16192 Coastal Highway
Lewes, Delaware 19958
833-247-7833

TABLE OF CONTENTS
General Information About the Fund...	2
Diversification of the Fund...	2
Non-Fundamental Investment Objectiv...	2
Additional Investment Policies and Limitations...	2
Fundamental Repurchase Offer Policies...	3
Additional Investment Strategies and Associated Risks...	4
Disclosure of Portfolio Holdings...	9
Management of the Fund...	10
Investment Adviser and Portfolio Manager...	13
Distribution of Fund Shares...	14
Revenue Sharing...	15
Service Providers...	16
Anti-Money Laundering Program...	16
Codes of Ethics...	16
Proxy Voting Guidelines...	17
Portfolio Transactions...	17
Certain Material U.S. Federal Income Tax Consideration...	18
Performance Informatio...	27
Independent Registered Public Accounting Firm...	28
Legal Couns...	28
Financial Statement...	28

GENERAL INFORMATION ABOUT THE FUND
The Sphinx Opportunity Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on February 28, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the “1940 Act”) and, as such, offers to repurchase at least 5% and not more than 25% of its outstanding beneficial shares of interest (the “Shares”) at their net asset value (“NAV”) as of or prior to the end of a fiscal year. The Fund’s principal office is located at 16192 Coastal Highway, Lewes, Delaware 19958, and its telephone number is 833-247-7833.
Sphinx Investments LLC serves as the investment adviser to the Fund (the “Adviser”). For more information about the Adviser, see “Investment Adviser and Portfolio Manager “ below.
The Fund may issue an unlimited number of Shares. All Shares of the Fund have equal rights and privileges. Each Share of the Fund is entitled to one vote on all matters. In addition, each Share of the Fund is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights unless an exchange or conversion feature is described in the Fund’s Prospectus. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.
The Fund offers a single class of Shares. The Fund’s Board of Trustees (the “Board”) may classify and reclassify the Shares of the Fund into additional classes of Shares at a future date.
DIVERSIFICATION OF THE FUND
The Fund is classified as non-diversified under the 1940 Act. This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, with respect to 50% of the Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.
As a non-diversified investment company, the Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund’s investment objective is to generate a cash flow and capital appreciation from investments in a portfolio of publicly traded and privately held securities as well as residential and commercial real estate and development sites across the United States and globally and to minimize single asset or single market risk. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.
ADDITIONAL INVESTMENT POLICIES AND LIMITATIONS
With respect to the Fund’s investment policies and limitations, percentage limitations apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by the Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply. For purposes of such policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
1

Fundamental Policies and Limitations
The Fund has adopted and is subject to the following fundamental policies. These policies of the Fund may be changed only with the approval of the holders of a “majority of the outstanding voting securities” of the Fund, as defined by the 1940 Act. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the Shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding Shares are represented or (ii) more than 50% of the outstanding Shares of the Fund.
The Fund may not:
1.
Borrow money, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit. The Fund may borrow money for investment purposes, for temporary liquidity or to finance the repurchase of the Shares.

2.	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.
3.	Purchase securities on margin, but may sell securities short and write call options.
4.
Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.

5.
Invest more than 25% of the market value of its assets in the securities of companies or entities engaged in any one industry, except the real estate industry. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities, as well as to investments in investment companies that primarily invest in such securities. Under normal circumstances, the Fund invests over 25% of its total assets in the securities of companies or entities in the real estate industry.

6.
Purchase or sell commodities or commodity contracts, including futures contracts, except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

7.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Additional Fundamental Policy Regarding Real Estate Investments:
1.
The Fund may invest up to 100% of its assets in investments in Real Estate Securities. The Fund defines “Real Estate Securities” to include: (i) the securities issued by private investment companies, including Shield Global Investments LP, a Cayman Islands exempted limited partnership, Shield Global RE LP, a Cayman Islands exempted limited partnership, and Shield Americas, Inc., a Maryland Corporation; (ii) the following types of securities issued by private institutional real estate investment funds, that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or nonconvertible secured or unsecured debt; (iii) non-traded unregistered real estate investment trusts; (iv)  publicly traded real estate securities; and (v) publicly traded real estate investment trusts.

FUNDAMENTAL REPURCHASE OFFER POLICIES
As noted in the Prospectus, the Fund has adopted and is subject to repurchase offer policies, which are fundamental and may be changed only with the approval of the holders of a “majority of the outstanding voting securities” of the Fund, as that term is defined by the 1940 Act. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the Shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding Shares are represented or (ii) more than 50% of the outstanding Shares of the Fund. The Fund’s repurchase offer policies are as follows (defined terms in the following policies, other than the “Fund” and the “Adviser”, are as defined in Rule 23c-3 as adopted, and amended from time to time, under the 1940 Act (“Rule 23c-3”):
2

1.
The Fund will conduct Repurchase Offers at Periodic Intervals, pursuant to Rule 23c-3, as it is interpreted by the SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted to the Fund or generally to closed-end investment companies by the SEC or other regulatory authority having jurisdiction from time to time;

2.
The Periodic Intervals will be intervals of twelve calendar months, or Periodic Intervals or other intervals of time in accordance with any exemptive relief granted to the Fund by the SEC or other regulatory authority having jurisdiction from time to time;

3.
The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s repurchase offer no less than 21 days and no more than 42 days of the date the repurchase offer is made (or the precedent business day if the New York Stock Exchange is closed on that day) (the “Repurchase Request Deadline”); and

4.
The maximum number of days between the Repurchase Request Deadline and the related Repurchase Pricing Date shall be 14 days, provided that, if the 14th day of such period is not a business day, the Repurchase Pricing Date shall occur on the next business day.

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
The Adviser is responsible for constructing and monitoring the investment strategy for the Fund. The Fund invests in securities consistent with the Fund’s investment objective(s) and strategies. The potential risks and returns of the Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.
The Fund’s investment objective and principal investment strategies, as well as the principal risks associated with the Fund’s investment strategies, are set forth in the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of the Prospectus. Certain additional investment information is set forth below. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non‑fundamental and may be changed without shareholder approval. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. The Adviser is responsible for allocating the Fund’s assets among various securities using its investment strategies, subject to policies adopted by the Board. Additional information regarding the types of securities and financial instruments in which the Fund may invest is set forth below. The Fund is permitted to hold securities and engage in various strategies as described hereafter, but is not obligated to do so, except as otherwise noted.
Debt Securities
Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.
Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are publicly traded in the U.S. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and may purchase and sell foreign currency.
3

Depositary Receipts. ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Geopolitical events may cause market disruptions. For example, acts of war or terrorism, such as the ongoing wars between Russia and Ukraine in Europe and between Hamas and Israel in the Middle East, may disrupt securities markets, result in sanctions by the U.S. and other countries and negatively affect the Fund’s investments. The Fund is also subject to risks related to the politics of the U.S. and other countries, including the following. The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s longer term ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the U.S. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the U.S.
Taxes. The interest and dividends payable on the Fund’s foreign portfolio securities may be subject to foreign withholding or other taxes at high or confiscatory levels, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.
4

Public Health Threats. Various countries throughout the world are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging and Frontier Markets. The Fund may invest in securities that may be located in developing or emerging and frontier markets, and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Derivatives
The Fund may invest in derivative instruments as a non-principal investment strategy. To the extent the Fund engages in derivatives transactions, the Fund expects to qualify as a limited derivatives user under Rule 18f-4 under the 1940 Act, which requires the Fund to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks.
Futures and Options on Futures. The Fund may purchase futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
The Fund may also enter into other derivative investments such as swaps. Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index. All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity.
Options on Securities and Securities Indices. The Fund may purchase call options on securities that the Adviser intends to hold in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which the Fund is authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.
Hedging Strategies. The Fund may engage in certain hedging strategies that involve options and futures. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations subject to exclusions such as Rule 4.5, described below.
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With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests in order to claim this exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Mar Vista was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.
Money Market Funds
The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
Repurchase Agreements
The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
Restricted Securities
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
U.S. Government Obligations
The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States, such as GNMA securities, to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
On September 6, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. The Agreement has been amended several times since September 7, 2008, both formally and through letter agreements. As of the date of this SAI, FNMA and FHLMC are now profitable, however the conservatorship remains in place focusing on more long-term issues. If the conservatorship is terminated, the investments of holders, including the Fund, of obligations issued by FNMA and FHLMC will no longer have the protection of the U.S. Treasury.
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LIBOR Transition
The Fund may have been exposed to financial instruments that were tied to the London Interbank Offered Rate (“LIBOR”). Until recently, LIBOR was used as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.
The administrator of LIBOR has phased out LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings have ceased to be published or representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021.
Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which has replaced U.S. dollar LIBOR. Market participants generally have adopted alternative rates such as SOFR or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International SWAPs and Derivatives Association, Inc. (ISDA) launched a protocol to incorporate fallback provisions. Notwithstanding the foregoing actions, there still remains uncertainty regarding successor reference rate methodologies and there is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability.
The transition process away from LIBOR could lead to increased volatility and illiquidity in markets for instruments whose terms previously relied on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments.
Investment Companies and Exchange-Traded Funds
The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in other investment companies and ETFs beyond the limits set forth in Section 12(d)(1) as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder.
The Fund may rely on Rule 12d1-4 of the 1940 Act, which allows the Fund to invest in other registered investment companies, including ETFs, in excess of the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in the rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at its market price during the day on a security exchange like a stock. The Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. To the extent the Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
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As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Special Investment Techniques
The Fund may use a variety of special investment instruments and techniques to hedge against various risks or other factors and variables that may affect the values of the Fund’s portfolio securities. The Fund may employ different techniques over time, as new instruments and techniques are introduced or as a result of regulatory developments. Some special investment techniques the Fund may use may be considered speculative and involve a high degree of risk, even when used for hedging purposes. A hedging transaction may not perform as anticipated, and the Fund may suffer losses as a result of its hedging activities.
Non-Diversified Status
Because the Fund is “non-diversified” under the 1940 Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer. With respect to the remaining 50% of the Fund’s total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code. These tests do not apply to investments in United States Government Securities and regulated investment companies.
Temporary Defensive Positions. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy and procedures relating to the disclosure of the Fund’s portfolio holdings information (the “Policy”). Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions. In all cases, the Adviser is responsible for authorizing the disclosure of the Fund’s portfolio holdings, and for monitoring that the Fund does not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information. Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to its clients, including the Fund.
The Adviser is responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy. The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Adviser. The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Fund and those of the Adviser or any other affiliate of the Fund.
In accordance with the Policy, the Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of the Fund’s portfolio holdings with the SEC on a semi-annual basis on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-PORT. These filings are available to the public through the EDGAR Database on the SEC’s website at: http://www.sec.gov. The Fund also may post its respective portfolio holdings on its website at [•], subject to a month’s lag, on approximately the first business day following the calendar month end. The Adviser will conduct periodic reviews of compliance with the procedures established by the Policy.
The Policy also provides that the Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Fund or through a confidentiality agreement.
Under the Policy, the Fund also may share its portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Fund’s custodian, administrator, distributor, proxy voting service providers, mailing service providers, financial printers, consultants, legal counsel and independent registered public accounting firm as well as certain ratings agencies. The Fund’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.
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MANAGEMENT OF THE FUND
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individual, twoof whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The current Trustees and officers of the Fund and their years of birth are listed below with their addresses, present positions with the Fund, term of office with the Fund and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held. [to be completed by amendment]
Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
[•]	[•]	[•]	[•]	1	[•]
[•]	[•]	[•]	[•]	1	[•]
Interested Trustee*
Joshua S. Curtis	President, Chief Executive Officer, Principal Financial and Accounting Officer	Indefinite term, served since inception
Mr. Curtis is a seasoned professional with two decades of experience in financial planning, tax planning, and investment strategy. For the past four years, Mr. Curtis has served as the Chairman and Chief Executive Officer of Sphinx Investments LLC.    Prior to Sphinx Investments, for over 17 years, Mr. Curtis was a Chairman and Chief Executive Officer of EQB Strategy, a financial planning firm specializing in retirement and tax planning serving clients in all 50 states.  In addition, Mr. Curtis is Chairman and Chief Executive Officer of LifePact, an insurance company offering various life insurance products.

				1	None

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers**
[•]	[•]	Since inception of the Fund	[•]
[•]	[•]	Since inception of the Fund	[•]

*	Joshua S. Curtis is a Trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of the Adviser.
**	Each Officer of the Fund serves at the pleasure of the Board.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund. The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising general service provider oversight.
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Leadership Structure and the Board of Trustees. The Board is currently composed of two Independent Trustees and one Trustee who is affiliated with the Adviser, Mr. Joshua Curtis. The Board has appointed Mr. Curtis to serve in the role of Chairperson. Mr. Curtis is the Chairman and Chief Executive Officer of the Adviser. The Independent Trustees have designated [•] as the Lead Independent Trustee. The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Fund’s officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the Board from time to time. The Board’s leadership structure also promotes the participation of the other Independent Trustees. The Board has determined that its leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for the Chairman and Chief Executive Officer of the Adviser, who serves as Chairperson of the Fund and oversees the Adviser’s day-to-day management of the Fund. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues. Except for any duties specified in the Fund’s Declaration of Trust or By-laws, the designation of Chairman, Lead Independent Trustee or Chairman of a Committee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.
Oversight of Risk. The Board oversees risk as part of its general oversight of the Fund. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund’s officers, the Adviser and other Fund service providers perform risk management as part of the day-to-day operations of the Fund. The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers related to Fund performance, liquidity, risk exposures, compliance and operations; (2) quarterly meetings by the Independent Trustees in executive session; (3) periodic meetings with investment personnel to review investment strategies, techniques and the processes used to manage risks; (4) reviewing and approving, as applicable, the compliance policies and procedures of the Fund and the Adviser; and (5) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers and the independent registered public accounting firm on financial, liquidity, valuation and operational matters. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Board has one standing committees, as described below:
Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Fund. In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Fund’s accounting and financial reporting policies and practices, internal control over the Fund’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (4) to act as a liaison between the Fund’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually. The Audit Committee is comprised of all of the Independent Trustees. [•] is the Chairman of the Audit Committee. Because the Fund is new, the Audit Committee did not meet during the fiscal year ended December 31, 2023.
Trustees’ Qualifications and Experience. The governing documents for the Fund do not set forth any specific qualifications to serve as a Trustee. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. Set forth below is a brief description of the specific experience of each Trustee. As noted above, a majority of the Board are Independent Trustees. Additional details regarding the background of each Trustee are included in the chart earlier in this section.
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Josh Curtis. Mr. Curtis has served as Trustee, President and Chief Executive Officer of the Fund since its inception. [to be completed by amendment]
[•].  [•]  has served as [•] of the Fund since its inception.
[•].  [•] has served as [•] of the Fund since its inception.
Compensation
The table below sets forth the total compensation paid to the Trustees of the Fund, before reimbursement of expenses. Because the Fund had not yet commenced operations as of December 31, 2023, amounts shown in the table are based on estimated amounts for the fiscal year ending December 31, 2024. The Interested Trustee will receive no compensation from the Fund for his services as a Trustee. The Fund may reimburse the Adviser an allocated amount for the compensation and related expenses of certain officers of the Fund who provide compliance services to the Fund. The aggregate amount of all such reimbursements will be determined by the Trustees. No other compensation or retirement benefits will be received by any Trustee or officer from the Fund. [to be completed by amendment]
NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE FUND(1)	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES(1)	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT(1)	TOTAL COMPENSATION FROM THE FUND
Joshua S. Curtis(2)	$0	$0	$0	$0
[•]	$[•]	$0	$0	$[•]
[•]	$[•]	$0	$0	$[•]

(1)	Because the Fund had not yet commenced operations as of December 31, 2023, amounts shown in the table are based on estimated amounts for the fiscal year ending December 31, 2024.
(2)	Mr. Curtis is considered to be an interested person, as defined in Section 2(a)(19) of the 1940 Act, of the Fund due to his position with the Adviser.
Board Interest in the Fund
Dollar Range of Equity Securities Beneficially Owned in the Fund as of December 31, 2023(1)
	Josh Curtis, Interested Trustee	[•], Independent Trustee	[•], Independent Trustee
Dollar Range of Equity Securities in the Fund	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	None
(1)	The Fund had not yet commenced operations as of the date of this SAI.
Principal Holders, Control Persons and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Fund. As of the date of this SAI, no shareholders owned of record or are known by the Fund to own of record or beneficially more than 5% of the Fund’s outstanding class of Shares. As of the date of this SAI, the officers and trustees of the Fund, as a group, owned less than 1% of the Fund’s outstanding Shares, because the Fund had not yet commenced operations.
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INVESTMENT ADVISER AND PORTFOLIO MANAGER
Investment Adviser
Sphinx Investments LLC serves as the investment adviser to the Fund (the “Adviser”). The Fund’s principal office is located at 16192 Coastal Highway, Lewes, Delaware 19958, and its telephone number is 833-247-7833. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company formed on July 14, 2023. The majority of shares in the Adviser are owned by [•].
Under the terms of the Investment Advisory Agreement, and subject to the authority of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, furnish a continuous investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser will compensate all Adviser personnel who provide services to the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.
Pursuant to the Investment Advisory Agreement, and in consideration of the investment advisory services provided by the Adviser to the Fund, the Adviser is entitled to an advisory fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.75%. The Adviser has contractually agreed through [•], 20[•], to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, Rule 12b-1 fees, and shareholder servicing expenses) do not exceed [•]% of average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement may not be terminated prior to [•], 20[•] unless the Board consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.
The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.
Description of Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities for more than one client account. Specifically, the Adviser and the portfolio manager may have conflicts of interest in allocating their time and activity between the Fund and other investment funds, separately managed accounts and entities (“Other Accounts”), in allocating investments among the Fund and Other Accounts and in effecting transactions between the Fund and Other Accounts, including ones in which the Adviser or the portfolio manger may have a greater financial interest.
In addition, the Adviser or its affiliates may have potential conflicts of interest. For example, the Adviser or its affiliates may provide services to investment funds who may issue securities which can be bought or sold by the Fund or Other Accounts. Additionally, the Adviser or its affiliates may give advice or take action with respect to such Other Accounts that differs from the advice given with respect to the Fund. However, the Adviser or its affiliates will not favor one client over another and will treat all clients, including the Fund, in a fair and equitable manner under the circumstances.
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Although the Adviser will attempt to allocate investment opportunities in a manner which is in the best interests of all of the entities involved, there can be no assurance than an investment opportunity which comes to the attention of the Adviser will not be allocated to an entity other than the Fund, with the Fund being unable to participate in such investment opportunity or participating only on a limited basis. In addition, there may be circumstances under which the Adviser will consider participation by other entities in investment opportunities in which the Adviser does not intend to invest, or intends to invest only on a limited basis, on behalf of the Fund. The Adviser evaluates for the Fund and the Other Accounts a variety of factors which may be relevant in determining whether a particular situation or strategy is appropriate and feasible for the Fund or a particular Other Account at a particular time, including the nature of the investment opportunity taken in the context of the other investment or regulatory limitations on the Fund or particular entity and the transaction costs involved. Because these considerations may differ for the Fund and Other Accounts in the context of any particular investment opportunity, investment activities of the Fund and Other Accounts may differ considerably from time to time.
The Adviser has adopted policies and procedures it believes are reasonably designed to address such conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Portfolio Manager Compensation
The portfolio manager receives his compensation from the Adviser in the form of [salary, bonus, retirement plan benefits, and restricted stock]. The portfolio manager’s bonus is variable and generally is based on [(1) an evaluation of the portfolio manager’s ability to remain compliant with investment management guidelines and regulatory issues, and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups.
The size of the overall bonus pool each year is determined by the Adviser and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management. Part of the bonus is based on a qualitative assessment of an individual’s contribution to the management of the fund in addition to compliance with investment guidelines and regulatory mandates.]
Portfolio Manager
 Joshua S. Curtis is responsible for managing the Fund’s portfolio. As of [•], 2024, Mr. Curtis did not own any Shares of the Fund. The number of accounts and assets managed by [•] as of [•], 2024. [to be completed by amendment]
Number of Other Accounts Managed and Total Assets by Account Type
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
[•]	[•]	[•]
$[•]	$[•]	$[•]

DISTRIBUTION OF FUND SHARES
Distributor
[•], located at [•] (the “Distributor”), acts as the distributor for the Shares on a best-efforts basis pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor is not required to sell any specific number or dollar amount of the Shares, but will use its best efforts to sell the Shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in the Shares. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted.
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Distribution and Service Fee
The Fund will apply for exemptive relief from the SEC that, if received, will allow the Fund, subject to certain conditions, to operate under a Class Plan (as defined below) in compliance with Rule 12b-1 under the 1940 Act.
Subject to the receipt of an exemptive order from the SEC, in connection with certain classes of Shares of the Fund, the Fund will pay the Distributor or a designee a Distribution and Service fee equal to a specified percentage per annum of the aggregate value of the Shares of the class outstanding, determined as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open) (or more frequently as needed) (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee will be payable monthly. The Distributor or designee may transfer or re-allow a portion of the Distribution and Service Fee to certain intermediaries. The Advisor also may pay a fee out of its own resources to intermediaries.
Pursuant to the conditions of the exemptive order, if  issued, the Distribution and Service Fee will be paid pursuant to a plan adopted by the fund in compliance with the provisions of Rule 12b-1 under the 1940 Act (the “Class Plan”). The Distribution and Service Fee serves as a vehicle for the Fund to pay the Distributor for payments it makes to intermediaries. The Distributor may pay all or a portion of the Distribution and Service Fee it receives to intermediaries.
A portion of the Distribution and Services Fee may be paid for ongoing investor servicing. The types of investor services provided include, but are not limited to: advising shareholders of the net asset value of their Shares; advising shareholders with respect to making repurchases of Shares; providing information to shareholders regarding general market conditions; providing shareholders with copies of the Fund’s Prospectus (if requested), annual and interim reports, proxy solicitation materials, repurchase offer materials, privacy policies, and any other materials required under applicable law; handling inquiries from shareholders regarding the Fund, including but not limited to questions concerning their investments in the Fund, shareholder account balances, and reports and tax information provided by the Fund; assisting in the enhancement of relations and communications between such shareholders and the Fund; assisting in the establishment and maintenance of such shareholders’ accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information, such as changes of address; providing such other information and liaison services as the Fund may reasonably request; and other matters as they arise from time to time.
These arrangements may result in receipt by broker-dealers and their personnel (who themselves may receive all or a substantial part of the relevant payments) or registered investment advisers of compensation in excess of that which otherwise would have been paid in connection with servicing shareholders of a different investment fund. A prospective investor with questions regarding these arrangements may obtain additional detail by contacting the intermediary directly. Prospective investors also should be aware that these payments could create incentives on the part of an intermediary to view the Fund more favorably relative to investment funds not making payments of this nature or making smaller payments. Such payments may be different for different intermediaries. The Adviser may pay from its own resources additional compensation to intermediaries in connection with sale of Shares or servicing of shareholders.
Intermediaries may in addition charge a fee directly to investors for their services in conjunction with an investment in the Fund and/or maintenance of investor accounts. Such a fee will be in addition to any fees charged or paid by the Fund but will neither constitute an investment made by the investor in the Fund nor form part of the assets of the Fund. The payment of any such fees, and their impact on a particular investor’s investment returns, would not be reflected in the returns of the Fund. Shareholders should direct any questions regarding such fees to the relevant intermediary.
REVENUE SHARING
The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell Shares of the Fund or which include the Fund as an investment option for their respective customers. These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of Shares, the inclusion of the Fund on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Adviser’s own legitimate profits and other of its own resources (not from the Fund’s) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by the Adviser, and not from the Fund’s assets, the amount of any revenue sharing payments is determined by the Adviser.
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SERVICE PROVIDERS
The Fund has entered into a number of agreements whereby certain parties provide various services to the Fund.
[•], located at [•], provides accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. The services provided under the Transfer Agent Servicing Agreement include processing purchase and tender transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Fund; day-to-day administration of matters related to the existence of the Fund under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of Shares sold in each state for “Blue Sky” purposes.
Pursuant to the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement, each between [•] and the Fund, [•] also performs certain administrative, accounting and tax reporting functions for the Fund, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Fund’s registration statement under federal and state securities laws, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund’s expense accruals, and calculating NAV for the Fund from time to time, monitoring the Fund’s compliance with its investment objective and restrictions.
No administrative services fee information is provided because the Fund was not offered for sale prior to the date of this SAI.
[•], located at [•], is the custodian of the assets of the Fund (“Custodian”) pursuant to a custody agreement between the Custodian and the Fund (“Custody Agreement”). The Custodian is compensated for its services to the Fund by fees paid on a per transaction basis, and the Fund also pays certain of the Custodian’s related out-of-pocket expenses.
ANTI-MONEY LAUNDERING PROGRAM
The Fund has established an Anti-Money Laundering Compliance Program (the “AML Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and independent testing of the AML Program.
The Fund has delegated the day-to-day responsibility of AML monitoring to its transfer agent, subject to the oversight of the Fund’s AML Compliance Officer. The Fund will not transact business with any person or entity whose identity cannot be adequately verified in accordance with the AML Program.
CODES OF ETHICS
The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act that govern the personal securities transactions of their respective personnel. Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Fund), subject to certain conditions. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) of the 1940 Act from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Fund or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer or director of the Fund or the Adviser. The codes of ethics for the Fund and the Adviser are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
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PROXY VOTING GUIDELINES
The Fund votes proxies in accordance with the Advisor’s proxy voting policy. The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A. Information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling ([•]) [•]-[•] and (2) on the SEC’s website at http://www.sec.gov.
PORTFOLIO TRANSACTIONS
Assets of the Fund are invested by the Adviser in a manner consistent with the Fund’s investment objective, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities for the Fund, and for taking all steps necessary to implement securities transactions on behalf of the Fund. When placing orders, the Adviser will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the reliability, integrity and financial condition of the firm, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.
The Fund has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. The Adviser may, from time to time, direct trades to certain brokers that provide favorable commission rates, subject to the Adviser’s obligation to obtain best execution. The Fund will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.
Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.
For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and the allocation of orders.
When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Adviser effects securities transactions for the Fund may be used by the Adviser in servicing all of its accounts. In addition, the Adviser may not use all of the research and services provided by such broker-dealer in connection with the Fund.
The Fund may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Fund in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Fund, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.
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The same security may be suitable for the Fund, another fund or other private accounts managed by the Adviser. If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.
No information regarding brokerage commissions paid by the Fund is provided because the Fund was not offered for sale prior to the date of this SAI. As of the date of this SAI, the Fund had not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS
IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH AND RELY SOLELY UPON ITS TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THAT INVESTOR OF SUCH AN INVESTMENT BASED ON THAT INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE TO ANY PROSPECTIVE SHAREHOLDER.
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. This discussion applies only to shareholders holding Shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: private foundations, dealers in securities (or other persons not holding Shares as capital assets or that have elected mark-to-market treatment), investors receiving Shares as compensation, banks or other financial institutions, insurance companies, regulated investment companies, real estate investment trusts, S corporations, investors that are subject to the U.S. federal alternative minimum tax, investors that hold, directly or indirectly, a ten percent (10%) or greater interest in any entity in which the Fund holds a direct or indirect interest, investors whose functional currency is not the U.S. dollar, investors who hold Interests as part of a straddle, hedge, conversion or other integrated transaction, investors classified as partnerships or other pass-through entities for U.S. federal income tax purposes (or persons holding indirect interests in the Fund through such investors), non-U.S. investors (including, without limitation, non-U.S. investors subject to tax as U.S. expatriates and non-U.S. investors holding Interests in connection with a U.S. trade or business), governments or agencies or instrumentalities thereof, or tax-exempt entities.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in the Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
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Qualification as a Regulated Investment Company
It is intended that the Fund will qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. In order to qualify as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
The Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.
If the Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, the Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If the Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. However, if the Fund declares a distribution to shareholders of record in December of one year and pays the distribution by March 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.
Moreover, the Fund may retain for investment all or a portion of their net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
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If, for any taxable year, the Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting
The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by the Fund, and thus the Fund’s use of these methods may be subject to IRS scrutiny.
Capital Loss Carry-Forwards
The Fund may indefinitely carry forward a net capital loss to offset its capital gain.  The excess of the Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders.  Accordingly, the Fund does not expect to distribute any such offsetting capital gain.  The Fund cannot carry back or carry forward any net operating losses.
If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses.
Excise Tax
If the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any).  For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year.  The Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax.  However, no assurance can be given that the Fund will not be subject to the excise tax.  Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Fund is determined to be de minimis).
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Taxation of Investments
In general, realized gains or losses on the sale of securities held by the Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If the Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation.  A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes.  Similarly, if the Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation.  The Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Fund.  Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.
If the Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund.  U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income.  These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by the Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.  Some capital losses realized by the Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below.  If securities are sold by the Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.  If securities are purchased by the Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed “Section 1256 contracts.” The Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value.  Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below).  These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash.  Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income.  Under future U.S. Treasury regulations, any such transactions that are not directly related to the Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above.  If the net foreign currency loss exceeds the Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
20

Offsetting positions held by the Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property.  The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above.  If the Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ.  Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions.  Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain.  In addition, the existence of a straddle may affect the holding period of the offsetting positions.  As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income.  Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle.  Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position.  A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations.  The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position.  Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of.  The character of such losses will depend upon the Fund’s holding period in the position and the application of various loss deferral provisions in the Code.  Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain the Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules.  The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract.  Any gain in excess of this amount is treated as ordinary income.  An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, the Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses.  These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects.  Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment.  If it did not, the status of the Fund as a RIC might be jeopardized.  Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in derivatives transactions.
21

The Fund may invest in real estate investment trusts (“REITs”).  Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received.  To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.  The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.  Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.  Taxable ordinary dividends received and distributed by each Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on its federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.
The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes.  Under IRS guidance, the Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as individual retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax.  In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate.  To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.  The Fund may or may not make such an election.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income.  If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs.  Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash.  Investments in PFICs could also result in the treatment of associated capital gains as ordinary income.  The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so.  Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances.  Dividends paid by the Fund attributable to income and gains derived from PFICs will not be eligible to be treated as qualified dividend income.
22

If the Fund owns 10% or more of either the voting power or value of the stock of a “controlled foreign corporation” (a “CFC”), such corporation will not be treated as a PFIC with respect to the Fund. In general, the Fund may be required to recognize dividends from a CFC before actually receiving any dividends. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low-taxed income. As a result of the foregoing, the Fund may be required to recognize income sooner than it otherwise would.
The Fund expects form separate entities treated as non-U.S. corporations for U.S. federal income tax purposes (the “Blockers”) to make invests in certain private investment funds through. The Blockers will be CFCs. Foreign taxes imposed on the Blockers will not pass through to the Fund, and the Fund and the shareholders will not be able to offset such taxes with foreign tax credits.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts.  Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.  In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Notwithstanding the foregoing, under recently enacted tax legislation, accrual method taxpayers required to recognize gross income under the “all events tests” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement which is used for reporting to partners). This new rule may require the Fund to recognize income earlier than as described above.
Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return.  Dividends and other distributions on the Fund’s shares are generally subject to U.S.  federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.  For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year.  Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain.  The Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  Distributions properly reported in writing by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income.  Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts.  Such gains or losses are generally characterized as ordinary income or loss for tax purposes.  The Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital.  Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any.  Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state-tax-free treatment.  This exemption may not apply to corporate shareholders.

23

Sales and Exchanges of Fund Shares
If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares.  This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase.  Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition.  Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend.  If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule.  No such regulations have been issued as of the date of this SAI.
Corporate Shareholders
Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the FATCA deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.
Foreign Taxes
Shareholders should expect to bear through the Fund significant levels of non-U.S. taxation in connection with the Fund’s activities, including potentially confiscatory levels of taxation, thereby reducing the earnings of their investment.  Shareholders will not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the Blockers. Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest.
U.S. Federal Income Tax Rates
Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.
In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain.  Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met.  In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and reported in writing as such in a timely manner will be so treated in the hands of individual shareholders.  Payments received by the Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify.  The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements.  Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.
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The corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%.  Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions.  Distributions from the Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends.  Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.
In addition, noncorporate Fund shareholders generally will be subject to an additional 3.8% tax on its “net investment income,” which ordinarily includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholder meets a taxable income test.
Under the Foreign Account Tax Compliance Act, or “FATCA,” U.S. federal income tax withholding at a 30% rate will be imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  The Funds will not pay any additional amounts in respect to any amounts withheld.
Backup Withholding
The Fund is generally required to withhold and remit to the U.S.  Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders),at a rate under Section 3406 of the Code for U.S. residents of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding.  Backup withholding is not an additional tax imposed on the shareholder.  The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS.  If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.  A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.  State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Foreign Shareholders
For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.
Under legislation that has been available from time to time, the Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as “portfolio interest” and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such “exempt” distributions.  Even if the Fund realizes income from such sources, no assurance can be made the Fund would meet such requirements or make such designations.  Where Fund shares are held through an intermediary, even if the Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.
25

Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.
Under FATCA, a withholding tax of 30% will be imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied.  Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets.  Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of FATCA on their investment in the Fund.
Before investing in the Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
Tax-Deferred Plans
Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts.  Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
A 1.4% excise tax is imposed on the net investment income of certain private colleges and universities. This tax would only apply to private institutions with endowment valued at $500,000 per full-time student or more, subject to other limitations. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs.  CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt.  Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Cost Basis Reporting
In general, each Fund must report “cost basis” information to its shareholders and the IRS for redemptions of “covered shares.” Fund shareholders should consult their tax advisors to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.
PERFORMANCE INFORMATION
The Fund may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisers. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Fund or to the Adviser, should be considered in light of the Fund’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.
25

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[•], located at [•],serves as the Fund’s independent registered public accounting firm, whose services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.
LEGAL COUNSEL
Foley & Lardner, LLP, 111 Huntington Avenue, Suite 2500, Boston, Massachusetts 02199, serves as the Fund’s legal counsel.
FINANCIAL STATEMENTS
The Fund sends shareholders unaudited semiannual and audited annual reports within 60 days after the close of the period covered by the report, or as otherwise required by the 1940 Act.
26

APPENDIX A
PROXY VOTING GUIDELINES

[to be completed by amendment]

PART C

OTHER INFORMATION
ITEM 25.  Financial Statements and Exhibits
(1)	Financial Statements:
Part A	None
Part B	Financial statements included in the Statement of Additional Information.*
(2)	Exhibits:
(a)(1)	Certificate of Trust of the Registrant, dated February 28, 2024 – Filed Herewith.
(a)(2)	Agreement and Declaration of Trust of the Registrant, dated February 28, 2024 – Filed Herewith.
(b)	By-Laws of the Registrant, dated February 28, 2024 – Filed Herewith.
(c)	Not applicable.
(d)	Refer to Exhibits (a)(2) and (b).
(e)	Dividend Reinvestment Plan.*
(f)	Not applicable.
(g)(1)	Investment Advisory Agreement.*
(g)(2)	Expense Limitation Agreement.*
(h)(1)	Distribution Agreement.*
(h)(2)	Form of Selling Agreement.*
(h)(3)	Distribution Plans.*
(i)	Not applicable.
(j)	Custodian Agreement.*
(k)(1)	Transfer Agency and Service Agreement.*
(k)(2)	Fund Administration Agreement.*
(k)(3)	Shareholder Services Plan.*
(l)	Opinion and Consent of Foley & Lardner LLP (Counsel) .*
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm.*
(o)	Not applicable.
(p)	Initial Seed Capital Letter.*
(q)	Not applicable.
(r)(1)	Code of Ethics for the Registrant.*
(r)(2)	Code of Ethics for Sphinx Investments LLC.*
(r)(3)	Code of Ethics for Distributor – [Not applicable per Rule 17j-1(c)(3)].
(s)	Power of Attorney.*
*	To be filed by amendment.

ITEM 26.  Marketing Arrangements
Distribution Agreement is to be filed by amendment as Exhibit (h)(1).
ITEM 27.  Other Expenses of Issuance and Distribution
Securities and Exchange Commission fees	$	*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees		*
Audit		*
Miscellaneous		*
Total		*

* To be filed by amendment.
ITEM 28.  Persons Controlled by or Under Common Control with Registrant
After completion of the offering of Shares, the Registrant expects that no person will be directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by the investment adviser or an affiliate until the effectiveness.  Information regarding the ownership of the investment adviser is set forth in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-130184), and is incorporated herein by reference.
ITEM 29.  Number of Holders of Securities
None.
ITEM 30.  Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust (the “Agreement and Declaration of Trust”), filed as Exhibit (a)(2) hereto.  The Registrant hereby undertakes that it will apply the indemnification and limitation of liability provisions of the Agreement and Declaration of Trust in a manner consistent with Release 40-11330 of the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.
The Registrant’s Distribution Agreement, to be filed by amendment, is expected to contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.
Further, the Investment Advisory Agreement, to be filed by amendment, is expected to contain provisions limiting the liability, and providing for indemnification, of the Advisor and its personnel under certain circumstances.
The Registrant’s Trustees and officers are expected to be insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 31.  Business and Other Connections of Investment Advisor
For information as to the business, profession, vocation or employment of a substantial nature of each of the directors and executive officers of the investment adviser, reference is made to the information set forth in the statement of additional information, which is incorporated herein by reference.
ITEM 32.  Location of Accounts and Records
All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act, and the rules promulgated thereunder are currently in the possession and custody of the investment adviser.
Registrant’s Investment Advisor	Sphinx Investments LLC 16192 Coastal Highway Lewes, DE 19958
ITEM 33.  Management Services
None
ITEM 34.  Undertakings
1. Not applicable.
2. Not applicable.
3. The Registrant undertakes:
(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;
(2)
to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)
That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
(d)
That, for the purpose of determining liability under the Securities Act to any purchaser, (1) if the Registrant is relying on Rule 430B: (A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and (B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or (2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)
That, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;
(2)	free writing prospectus relating to the offering prepared by our on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;
(3)
the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
4.	Not applicable.
5.	Not applicable.
6.
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

7.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its prospectus or Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lewes and State of Delaware on the 5th day of April, 2024.
SPHINX OPPORTUNITY FUND (Name of Registrant) By: /s/ Joshua S. Curtis Joshua S. Curtis President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Titles	Date

/s/ Joshua S. Curtis	Sole Initial Trustee President and Chief Executive Officer Principal Financial and Accounting Officer	April 5, 2024
Joshua S. Curtis

Signature Page